Artisan Developing World Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

Argentina - 5.9%
MercadoLibre, Inc. *	330	$444,596

China - 29.7%
Aier Eye Hospital Group Co. Ltd., Class A	26,180	173,673
Alibaba Group Holding Ltd., ADR *	757	89,951
Bilibili, Inc., ADR *	5,768	267,646
China Tourism Group Duty Free Corp. Ltd., Class A	2,401	82,653
JD Health International, Inc. *	10,838	85,414
Kweichow Moutai Co. Ltd., Class A	730	234,679
Meituan, Class B *	12,315	355,993
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,953	176,464
Tencent Holdings Ltd.	6,342	371,524
Wuxi Biologics Cayman, Inc. *	26,382	313,133
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,126	77,240

		2,228,370

France - 3.5%
Hermes International	49	86,475
LVMH Moet Hennessy Louis Vuitton SE	210	173,766

		260,241

India - 3.3%
HDFC Bank Ltd., ADR	3,848	250,415

Netherlands - 7.8%
Adyen NV *	128	335,908
ASML Holding NV, NYRS	308	245,439

		581,347

Russia - 1.1%
Yandex NV, Class A *	1,402	84,809

Taiwan - 6.4%
Sea Ltd., ADR *	2,136	477,907

United Kingdom - 1.1%
Farfetch Ltd., Class A *	2,499	83,550

United States - 39.6%
Airbnb, Inc., Class A *	2,654	441,793
Crowdstrike Holdings, Inc., Class A *	1,661	340,151
Estee Lauder Cos., Inc. (The), Class A	470	174,010
Netflix, Inc. *	397	239,259
NVIDIA Corp.	1,150	338,229
Snap, Inc., Class A *	5,486	258,027
Uber Technologies, Inc. *	2,446	102,565
Unity Software, Inc. *	1,817	259,823
Veeva Systems, Inc., Class A *	1,275	325,685
Visa, Inc., Class A	2,272	492,388

		2,971,930

Total common stocks (Cost $4,975,851)		7,383,165

SHORT-TERM INVESTMENT - 0.1%

INVESTMENT COMPANY - 0.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $9,044)	9,044	9,044

Total investments - 98.5% (Cost $4,984,895)		7,392,209

Other assets less liabilities - 1.5%		114,664

Total net assets - 100.0% (1)		$7,506,873

Artisan Developing World Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,699,172	23.0%
Consumer Discretionary	1,844,191	24.9
Consumer Staples	408,689	5.6
Financials	250,415	3.4
Health Care	1,066,195	14.4
Industrials	102,565	1.4
Information Technology	2,011,938	27.2
Short-Term Investments	9,044	0.1

Total investments	$7,392,209	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
Chinese yuan renminbi offshore	$744,709	10.1%
Euro	596,149	8.1
Hong Kong dollar	1,126,064	15.2
U.S. dollar	4,925,287	66.6

Total investments	$7,392,209	100.0%

See notes to N-PORT Part F.

Artisan Floating Rate Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value

BANK LOANS - 86.0%

Advertising - 0.6%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 12/17/2026 (1)	$120	$119

Aerospace/Defense - 3.3%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 6/19/2026 (1)	219	216
TransDigm, Inc. First Lien Term Loan G (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 8/22/2024 (1)	434	429

		645

Apparel - 1.2%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028 (1)(2)	234	234

Auto Parts & Equipment - 1.7%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (1)	334	333

Building Materials - 5.7%
ACProducts Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (1)	120	118
CP Atlas Buyer, Inc. First Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (1)	239	238
Icebox Holdco III, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 12/22/2028 (1)	336	336
Icebox Holdco III, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.25%, 12/21/2029 (1)	156	156
PHRG Intermediate, LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 6.00%), 6.75%, 12/9/2026 (1)	250	246

		1,094

Chemicals - 1.5%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/29/2027 (1)	60	59
Diamond BC BV First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 9/29/2028 (1)	120	119
Geon Performance Solutions LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 8/18/2028 (1)	60	60
WR Grace Holdings LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 9/22/2028 (1)	60	60

		298

Commercial Services - 8.7%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028 (1)	60	60
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.75%, 12/15/2028 (1)	155	154
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 7/19/2028 (1)	335	332
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 12/22/2025 (1)	61	57
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 5/23/2025 (1)	190	189
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.72%, 5/22/2026 (1)	315	313
PECF USS Intermediate Holding III Corporation First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 12/15/2028 (1)	175	175
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (1)	175	175
VT Topco, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/1/2025 (1)	233	233

		1,688

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Diversified Financial Services - 2.3%
Advisor Group Holdings, Inc. First Lien Term Loan B1 (ICE LIBOR USD 1 Month + 4.50%), 4.60%, 7/31/2026 (1)	120	120
Edelman Financial Engines Center LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/7/2028 (1)	334	334

		454

Engineering & Construction - 1.4%
KKR Apple Bidco LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 9/22/2028 (1)	275	274

Entertainment - 1.2%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028 (1)	175	175
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027 (1)	60	59

		234

Food - 0.9%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 9/23/2027 (1)	120	119
Sovos Brands Intermediate, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 6/8/2028 (1)	60	60

		179

Food Service - 1.2%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 5/15/2028 (1)	234	234

Hand/Machine Tools - 3.6%
Madison Safety & Flow LLC First Lien Term Loan (SOFR + 3.75%), 4.25%, 12/14/2028 (1)	235	235
Madison Safety & Flow LLC Second Lien Term Loan (SOFR + 6.76%), 7.25%, 12/14/2029 (1)	465	465

		700

Healthcare-Products - 2.2%
Mozart Borrower LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028 (1)	425	425

Healthcare-Services - 3.0%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026 (1)	60	60
ICON Luxembourg S.A.R.L. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028 (1)(2)	193	193
Mamba Purchaser, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 9/29/2028 (1)	60	60
Radnet Management, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/23/2028 (1)	60	60
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026 (1)	204	204

		577

Household Products/Wares - 0.3%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 7/21/2028 (1)	60	59

Insurance - 12.5%
Acrisure LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 2/15/2027 (1)	235	235
Alliant Holdings Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/9/2025 (1)	419	414
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 2/12/2027 (1)	404	400
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/27/2027 (1)	319	315

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Hub International Ltd. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.87%, 4/25/2025 (1)	434	429
IMA Financial Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/1/2028 (1)	275	274
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/2024 (1)	339	336

		2,403

Internet - 1.6%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (1)	304	302

Investment Companies - 2.5%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 6.75%, 11/5/2029 (1)	485	484

Leisure Time - 2.7%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 10/18/2028 (1)	410	406
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028 (1)	120	120

		526

Lodging - 0.3%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 10/4/2028 (1)	60	60

Machinery-Diversified - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024 (1)	60	60

Municipal - 1.5%
Lakeshore Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/29/2028 (1)	280	279

Pharmaceuticals - 1.6%
PRA Health Sciences, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028 (1)	48	48
Sharp Midco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 12/14/2028 (1)	245	244

		292

Retail - 3.3%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025 (1)	160	157
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (1)	120	120
Rough Country LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 7/28/2028 (1)	41	41
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 6/2/2028 (1)	335	334

		652

Software - 17.1%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.50%, 9/19/2024 (1)	235	235
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 9/19/2025 (1)	120	121
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.75%, 12/29/2028 (1)	60	58
Epicor Software Corp. First Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027 (1)	334	334
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (1)	205	204
Ivanti Software, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 5.75%, 12/1/2027 (1)	295	295

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 5.00%, 11/3/2027 (1)	405	402
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028 (1)	434	432
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/30/2025 (1)	234	232
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 5/29/2026 (1)	120	120
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026 (1)	285	283
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 5.75%, 5/3/2027 (1)	285	286
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 4/6/2028 (1)	304	300

		3,302

Telecommunications - 2.7%
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027 (1)	205	205
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028 (1)	75	75
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 10/4/2028 (1)	240	235

		515

Transportation - 1.1%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.60%, 8/4/2025 (1)	153	138
(ICE LIBOR USD 3 Month + 5.50%), 5.62%, 8/4/2025 (1)	34	31
(ICE LIBOR USD 3 Month + 5.50%), 5.67%, 8/4/2025 (1)	33	30
(ICE LIBOR USD 3 Month + 5.50%), 5.72%, 8/4/2025 (1)	3	3

		202

Total bank loans (Cost $16,665)		16,624

CORPORATE BONDS - 3.5%

Banks - 1.7%
JPMorgan Chase & Co. Series Z, (ICE LIBOR USD 3 Month + 3.80%), 3.93%, 2/1/2022 (1)(3)	340	340

Miscellaneous Manufacturing - 1.8%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.53%, 3/15/2022 (1)(3)	350	346

Total corporate bonds (Cost $685)		686

	Shares Held
SHORT-TERM INVESTMENTS - 80.8%

INVESTMENT COMPANIES - 80.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01%	5,310	5,310
Federated Treasury Obligations Fund - Institutional Class, 0.01%	5,153	5,153
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 0.01%	5,153	5,153

Total short-term investments (Cost $15,616)		15,616

Total investments - 170.3% (Cost $32,966)		32,926

Other assets less liabilities - (70.3%)		(13,592)

Total net assets - 100.0%(4)		$19,334

Artisan Floating Rate Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2021.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Birkenstock US BidCo, Inc. First Lien Term Loan B, 3.75%, 4/28/2028	Germany	U.S. dollar
ICON Luxembourg S.A.R.L. First Lien Term Loan B, 2.75%, 7/3/2028	Luxembourg	U.S. dollar

(3)	Perpetual security. The rate reflected was the rate in effect on December 31, 2021. The maturity date reflects the next call date.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $110 or 0.6% of the total net assets as of December 31, 2021, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
Icebox Holdco III, Inc. First Lien Term Loan B, delayed-draw	$69	$69	$—	(1)
VT Topco, Inc. First Lien Term Loan, delayed-draw	41	41	—	(1)

	$110	$110	$—	(1)

(1)	Amount rounds to less than one.

See notes to N-PORT Part F.

Artisan Focus Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.0%

Aerospace & Defense - 1.2%
Airbus SE *(1)	38	$4,923
TransDigm Group, Inc. *	39	24,708

		29,631

Beverages - 2.6%
Monster Beverage Corp. *	655	62,895

Building Products - 5.5%
Johnson Controls International plc	1,678	136,421

Capital Markets - 3.0%
BlackRock, Inc.	80	73,178

Chemicals - 6.3%
Linde plc (1)	445	154,311

Commercial Services & Supplies - 2.0%
Cintas Corp.	114	50,368

Communications Equipment - 2.5%
Motorola Solutions, Inc.	223	60,538

Construction & Engineering - 0.8%
Quanta Services, Inc.	162	18,573

Construction Materials - 4.9%
Martin Marietta Materials, Inc.	186	82,109
Vulcan Materials Co.	191	39,553

		121,662

Electric Utilities - 3.2%
NextEra Energy, Inc.	840	78,452

Equity Real Estate Investment Trusts (REITs) - 4.4%
Prologis, Inc.	220	37,040
SBA Communications Corp.	182	70,625

		107,665

Hotels, Restaurants & Leisure - 3.9%
Hilton Worldwide Holdings, Inc. *	607	94,667

Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	10	4,810

Insurance - 6.7%
Aon plc, Class A	353	106,198
Arthur J Gallagher & Co.	341	57,795

		163,993

IT Services - 6.6%
Accenture plc, Class A	389	161,270

Multiline Retail - 1.9%
Dollar Tree, Inc. *	339	47,694

Pharmaceuticals - 4.1%
Zoetis, Inc.	413	100,861

Professional Services - 5.5%
IHS Markit Ltd.	708	94,083
Verisk Analytics, Inc.	184	42,137

		136,220

Real Estate Management & Development - 2.9%
CBRE Group, Inc., Class A *	668	72,516

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	795	139,663

Software - 20.1%
Atlassian Corp. plc, Class A *	89	33,782
Intuit, Inc.	148	94,961
Microsoft Corp.	720	242,020
Palo Alto Networks, Inc. *	71	39,663
ServiceNow, Inc. *	131	85,173

		495,599

Total common stocks (Cost $1,775,561)		2,310,987

	No. of Contracts‡
OPTIONS PURCHASED - 4.3%

Call Options - 4.2%
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc. 6/17/2022 at USD 250.00; Notional Amount: USD 90,184	1,796	45,663

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The) 4/14/2022 at USD 290.00; Notional Amount: USD 144,859	3,913	32,576

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 3/18/2022 at USD 95.00; Notional Amount: USD 45,271	3,146	15,722

Software - 0.4%
Palo Alto Networks, Inc. 1/21/2022 at USD 480.00; Notional Amount: USD 68,481	1,230	9,268

Total Call Options		103,229

Put Option - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 3/18/2022 at USD 165.00; Notional Amount: USD 113,389	6,451	3,258

Total Options Purchased (Cost $69,560)		106,487

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held
SHORT-TERM INVESTMENT - 1.7%

INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $42,486)	42,486	42,486

Total investments - 100.0% (Cost $1,887,607)		2,459,960

Written Option Contracts – (0.7)% (Premiums received $(20,954))		(16,131)

Other assets less liabilities - 0.7%		15,984

Total net assets - 100.0%(2)		$2,459,813

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Linde plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
USD	U.S. dollar

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$142,361	5.8%
Consumer Staples	95,471	3.9
Financials	237,171	9.6
Health Care	146,524	6.0
Industrials	376,023	15.3
Information Technology	885,318	36.0
Materials	275,973	11.2
Real Estate	180,181	7.3
Utilities	78,452	3.2
Short-Term Investments	42,486	1.7

Total investments	$2,459,960	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$4,923	0.2%
U.S. dollar	2,455,037	99.8

Total investments	$2,459,960	100.0%

Artisan Focus Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,681	EUR	4,134	JPM	3/24/2022	$(34)

Total unrealized depreciation						(34)

Net unrealized depreciation						$(34)

EUR	Euro
JPM	JPMorgan Chase Bank, N.A.
USD	U.S. dollar

Written Option Contracts

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation
6,451	Analog Devices, Inc.	$180.00	$113,389	03/18/22	$(7,420)	$(4,290)	$3,130
886	Atlassian Corp. plc	330.00	33,782	01/14/22	(5,123)	(4,674)	449
799	BlackRock, Inc.	840.00	73,153	03/18/22	(8,411)	(7,167)	1,244

Total written option contracts					$(20,954)	$(16,131)	$4,823

‡	One contract is equal to 100 shares.

See notes to N-PORT Part F.

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

Brazil - 1.4%
Magazine Luiza SA *(1)	1,353	$1,741
Notre Dame Intermedica Participacoes SA (1)	355	3,834

		5,575

Canada - 1.4%
Altus Group Ltd.	103	5,751

China - 0.8%
Angelalign Technology, Inc. *	37	1,197
Chervon Holdings Ltd. *	284	2,109

		3,306

Denmark - 5.0%
Ascendis Pharma A/S, ADR *	81	10,925
Genmab A/S *(1)	14	5,490
Vestas Wind Systems A/S (1)	127	3,846

		20,261

Finland - 0.9%
Metso Outotec OYJ (1)	323	3,437

Germany - 6.4%
CTS Eventim AG & Co. KGaA *(1)	70	5,112
Evotec SE *(1)	69	3,324
Gerresheimer AG (1)	100	9,622
Puma SE (1)	63	7,773

		25,831

Hong Kong - 3.1%
Techtronic Industries Co. Ltd.	626	12,458

Japan - 4.8%
Allegro MicroSystems, Inc. *	101	3,653
Harmonic Drive Systems, Inc. (1)	114	4,817
Hoya Corp. (1)	19	2,847
Obic Co. Ltd. (1)	41	7,749

		19,066

Luxembourg - 1.8%
Eurofins Scientific SE	57	7,014

Netherlands - 3.5%
Argenx SE, ADR *	11	3,998
Koninklijke DSM NV	44	9,953

		13,951

Norway - 1.1%
Nordic Semiconductor ASA *(1)	126	4,203

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA (1)	896	5,321

Switzerland - 1.2%
Lonza Group AG (1)	6	4,824

United Kingdom - 2.8%
CNH Industrial NV (1)	305	5,862
London Stock Exchange Group plc	58	5,440

		11,302

United States - 60.8%
Advanced Micro Devices, Inc. *	107	15,419
Arista Networks, Inc. *	44	6,344
Atlassian Corp. plc, Class A *	33	12,649
Azenta, Inc.	20	2,092
Bentley Systems, Inc., Class B	109	5,256
Blackline, Inc. *	52	5,406
Boston Scientific Corp. *	145	6,147
Burlington Stores, Inc. *	28	8,187
Ceridian HCM Holding, Inc. *	74	7,767
Chegg, Inc. *	65	1,983
Cognex Corp.	34	2,613
Datadog, Inc., Class A *	33	5,830
Dexcom, Inc. *	6	3,386
First Republic Bank	53	10,913
Fortive Corp.	126	9,590
Global Payments, Inc.	57	7,710
HubSpot, Inc. *	13	8,598
IHS Markit Ltd.	47	6,192
Ingersoll Rand, Inc.	190	11,753
Lattice Semiconductor Corp. *	108	8,315
Lyft, Inc., Class A *	54	2,295
Morningstar, Inc.	24	8,245
Nasdaq, Inc.	36	7,563
Novanta, Inc. *	33	5,897
ON Semiconductor Corp. *	42	2,876
SoFi Technologies, Inc. *	143	2,257
SVB Financial Group *	9	5,808
Teledyne Technologies, Inc. *	22	9,720
Tradeweb Markets, Inc., Class A	74	7,432
Traeger, Inc. *	133	1,614
Valmont Industries, Inc.	39	9,753
Veeva Systems, Inc., Class A *	50	12,856
Veracyte, Inc. *	82	3,373
Wolfspeed, Inc. *	33	3,725
Workiva, Inc. *	28	3,657
Zscaler, Inc. *	15	4,662
Zynga, Inc., Class A *	1,018	6,515

		244,398

Total common stocks (Cost $283,522)		386,698

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 3.5%

INVESTMENT COMPANY - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $14,049)	14,049	14,049

Total investments - 99.8% (Cost $297,571)		400,747

Other assets less liabilities - 0.2%		921

Total net assets - 100.0%(2)		$401,668

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $79,802, or 20.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$11,627	2.9%
Consumer Discretionary	21,298	5.3
Financials	52,979	13.2
Health Care	78,837	19.7
Industrials	72,112	18.0
Information Technology	134,141	33.5
Materials	9,953	2.5
Real Estate	5,751	1.4
Short-Term Investments	14,049	3.5

Total investments	$400,747	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$5,575	1.4%
British pound	5,440	1.4
Canadian dollar	5,751	1.4
Danish krone	9,336	2.3
Euro	57,418	14.3
Hong Kong dollar	15,764	3.9
Japanese yen	15,413	3.9
Norwegian krone	4,203	1.1
Swiss franc	4,824	1.2
U.S. dollar	277,023	69.1

Total investments	$400,747	100.0%

Artisan Global Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 99.7%

Belgium - 1.8%
UCB SA	48		$5,489

Canada - 5.0%
Anaergia, Inc. *	184		2,942
Canadian Pacific Railway Ltd.	91		6,545
Descartes Systems Group, Inc. (The) *	19		1,530
Kinaxis, Inc. *	29		4,093

			15,110

China - 2.9%
CGN Power Co. Ltd., Class H	6,665		2,026
China Longyuan Power Group Corp. Ltd., Class H	1,829		4,269
Chindata Group Holdings Ltd., ADR *	149		984
New Horizon Health Ltd. *	482		1,366

			8,645

Denmark - 1.4%
Ascendis Pharma A/S, ADR *	31		4,161

France - 2.1%
Airbus SE *	26		3,355
Capgemini SE	8		1,973
LVMH Moet Hennessy Louis Vuitton SE	1		912
Tikehau Capital SCA	3		81

			6,321

Germany - 8.5%
AIXTRON SE (1)	176		3,594
Auto1 Group SE *(1)	14		306
Bayerische Motoren Werke AG (1)	16		1,619
Brenntag SE (1)	51		4,656
Deutsche Post AG (1)	132		8,474
MTU Aero Engines AG (1)	11		2,169
Porsche Automobil Holding SE (Preference) (1)	9		817
PSI Software AG (1)	2		111
Siemens AG (1)	19		3,287
Wacker Neuson SE (1)	22		630

			25,663

India - 1.1%
Reliance Industries Ltd.	103		3,267

Ireland - 1.9%
ICON plc *	18		5,561

Israel - 1.4%
Nice Ltd., ADR *	11		3,384
Tremor International Ltd. *	104		777

			4,161

Italy - 1.4%
BFF Bank SpA (1)	511		4,125

Japan - 4.1%
Azbil Corp. (1)	142		6,456
Hoya Corp. (1)	24		3,610
Toyota Industries Corp. (1)	28		2,227

			12,293

Luxembourg - 1.4%
Majorel Group Luxembourg SA *	136		4,329

Netherlands - 4.9%
Argenx SE, ADR *	21		7,250
Argenx SE *	—	(2)	87
CM.com NV *	113		3,579
ING Groep NV	277		3,858

			14,774

Norway - 0.9%
Volue ASA *(1)	401		2,658

Russia - 2.5%
MMC Norilsk Nickel PJSC, ADR	130		4,030
Sberbank of Russia PJSC, ADR	224		3,590

			7,620

Spain - 1.5%
Ferrovial SA (1)	142		4,448

Sweden - 3.0%
Nibe Industrier AB, Class B (1)	400		5,993
Nordic Entertainment Group AB, Class B *(1)	60		3,122

			9,115

Switzerland - 2.0%
Barry Callebaut AG (1)	1		2,500
Medacta Group SA *(1)	22		3,390

			5,890

United Kingdom - 4.1%
AVEVA Group plc	70		3,227
Diageo plc	34		1,882
Ideagen plc	1,116		4,154
Linde plc (1)	7		2,539
SSP Group plc *	165		536

			12,338

United States - 47.8%
ACADIA Pharmaceuticals, Inc. *	145		3,388
Alphabet, Inc., Class A *	2		6,504
Alphabet, Inc., Class C *	1		3,082
Altair Engineering, Inc., Class A *	94		7,264
Amazon.com, Inc. *	3		9,860
American Software, Inc., Class A	192		5,019
Aon plc, Class A	10		3,013

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Autodesk, Inc. *	11	2,974
Booking Holdings, Inc. *	2	5,045
Clarivate plc *	196	4,617
Colfax Corp. *	116	5,340
Crown Holdings, Inc.	30	3,374
Darling Ingredients, Inc. *	58	4,030
Halozyme Therapeutics, Inc. *	250	10,062
Horizon Therapeutics plc *	54	5,807
Johnson Controls International plc	122	9,881
Microsoft Corp.	30	10,168
Natera, Inc. *	78	7,268
Rivian Automotive, Inc., Class A *	3	295
Splunk, Inc. *	36	4,161
Stryker Corp.	19	5,182
Synopsys, Inc. *	12	4,394
Thermo Fisher Scientific, Inc.	6	3,713
TJX Cos., Inc. (The)	64	4,876
T-Mobile US, Inc. *	52	5,989
Vertiv Holdings Co.	206	5,133
ViewRay, Inc. *	555	3,059

		143,498

Total common stocks (Cost $244,372)		299,466

SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $3,396)	3,396	3,396

Total investments - 100.8% (Cost $247,768)		302,862

Other assets less liabilities - (0.8)%		(2,532)

Total net assets - 100.0% (3)		$300,330

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $66,731, or 22.2% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Amount rounds to less than one.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$19,474	6.4%
Consumer Discretionary	24,266	8.0
Consumer Staples	8,412	2.8
Energy	3,267	1.1
Financials	14,667	4.8
Health Care	69,393	22.9
Industrials	69,697	23.0
Information Technology	74,052	24.5
Materials	9,943	3.3
Utilities	6,295	2.1
Short-Term Investments	3,396	1.1

Total investments	$302,862	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$10,576	3.5%
Canadian dollar	15,110	5.0
Euro	60,438	20.0
Hong Kong dollar	7,661	2.5
Indian rupee	3,267	1.1
Japanese yen	12,293	4.0
Norwegian krone	2,658	0.9
Swedish krona	9,115	3.0
Swiss franc	5,890	1.9
U.S. dollar	175,854	58.1

Total investments	$302,862	100.0%

See notes to N-PORT Part F.

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

Brazil - 1.1%
Magazine Luiza SA *(1)	21,617	$27,808
NU Holdings Ltd., Class A *	3,841	36,025

		63,833

Canada - 2.3%
Shopify, Inc., Class A *	97	133,824

Denmark - 2.5%
Genmab A/S *(1)	230	92,215
Vestas Wind Systems A/S (1)	1,793	54,229

		146,444

Germany - 1.3%
Volkswagen AG (Preference) (1)	368	74,384

Hong Kong - 6.8%
AIA Group Ltd.	7,960	80,240
Techtronic Industries Co. Ltd.	15,662	311,736

		391,976

Japan - 3.3%
Hoya Corp. (1)	648	96,008
Keyence Corp. (1)	156	98,291

		194,299

Netherlands - 2.5%
Koninklijke DSM NV	655	147,613

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA (1)	15,928	94,565

Sweden - 4.4%
Hexagon AB, Class B (1)	7,007	110,311
Telefonaktiebolaget LM Ericsson, Class B (1)	13,104	143,936

		254,247

Switzerland - 8.2%
Cie Financiere Richemont SA (1)	509	76,021
Lonza Group AG (1)	274	227,908
UBS Group AG (1)	9,480	170,145

		474,074

United Kingdom - 4.8%
AstraZeneca plc	835	98,046
CNH Industrial NV (1)	5,575	107,071
London Stock Exchange Group plc	790	74,143

		279,260

United States - 57.6%
Advanced Micro Devices, Inc. *	2,323	334,272
Airbnb, Inc., Class A *	548	91,256
Alphabet, Inc., Class A *	60	172,664
Aptiv plc *	1,048	172,879
Arista Networks, Inc. *	611	87,898
Atlassian Corp. plc, Class A *	421	160,382
Boston Scientific Corp. *	4,213	178,971
Burlington Stores, Inc. *	291	84,968
Charles Schwab Corp. (The)	1,485	124,884
Danaher Corp.	642	211,156
Dexcom, Inc. *	103	55,225
Fidelity National Information Services, Inc.	908	99,127
Fortive Corp.	1,353	103,237
HubSpot, Inc. *	139	91,490
IHS Markit Ltd.	1,207	160,419
Ingersoll Rand, Inc.	2,024	125,255
Lowe’s Cos., Inc.	582	150,346
Lululemon Athletica, Inc. *	218	85,211
Microsoft Corp.	394	132,601
Netflix, Inc. *	196	118,283
NextEra Energy, Inc.	2,186	204,078
ON Semiconductor Corp. *	642	43,624
S&P Global, Inc.	111	52,574
Spotify Technology SA *	112	26,318
Uber Technologies, Inc. *	1,640	68,761
Veeva Systems, Inc., Class A *	818	209,018

		3,344,897

Total common stocks (Cost $3,462,667)		5,599,416

SHORT-TERM INVESTMENT - 2.9%

INVESTMENT COMPANY - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $170,137)	170,137	170,137

Total investments - 99.3% (Cost $3,632,804)		5,769,553

Other assets less liabilities - 0.7%		39,191

Total net assets - 100.0% (2)		$5,808,744

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,372,892, or 23.6% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$317,265	5.5%
Consumer Discretionary	762,873	13.2
Financials	632,576	11.0
Health Care	1,168,547	20.3
Industrials	930,708	16.1
Information Technology	1,435,756	24.9
Materials	147,613	2.6
Utilities	204,078	3.5
Short-Term Investments	170,137	2.9

Total investments	$5,769,553	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$27,808	0.5%
British pound	172,189	3.0
Danish krone	146,444	2.5
Euro	423,633	7.3
Hong Kong dollar	391,976	6.8
Japanese yen	194,299	3.4
Swedish krona	254,247	4.4
Swiss franc	474,074	8.2
U.S. dollar	3,684,883	63.9

Total investments	$5,769,553	100.0%

See notes to N-PORT Part F.

Artisan Global Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares, warrants and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.8%

Belgium - 1.8%
Groupe Bruxelles Lambert SA	390	$43,548

Brazil - 1.4%
Telefonica Brasil SA, ADR	3,870	33,474

Canada - 1.6%
Imperial Oil Ltd.	1,047	37,744

China - 2.7%
Alibaba Group Holding Ltd. *	2,892	44,099
Alibaba Group Holding Ltd., ADR *	177	21,000

		65,099

France - 5.3%
Danone SA	1,742	108,248
Sodexo SA	216	18,963

		127,211

Germany - 3.3%
HeidelbergCement AG (1)	1,181	79,984

Japan - 2.7%
Nintendo Co. Ltd. (1)	139	64,602

Netherlands - 6.0%
ING Groep NV	2,748	38,307
Koninklijke Philips NV	1,889	70,450
Royal Dutch Shell plc, Class B	1,618	35,528

		144,285

South Korea - 5.4%
Samsung Electronics Co. Ltd. (1)	1,986	130,383

Switzerland - 12.3%
Cie Financiere Richemont SA (1)	573	85,531
Novartis AG (1)	1,352	118,719
UBS Group AG (1)	5,228	93,827

		298,077

United Kingdom - 9.0%
BAE Systems plc	7,735	57,562
Compass Group plc *	4,176	93,315
GlaxoSmithKline plc	1,120	24,352
Lloyds Banking Group plc	66,342	42,923

		218,152

United States - 42.3%
Advance Auto Parts, Inc.	148	35,407
Alphabet, Inc., Class A *	35	102,419
American Express Co.	435	71,089
Anthem, Inc.	302	139,904
Bank of New York Mellon Corp. (The)	1,695	98,441
Berkshire Hathaway, Inc., Class B *	274	82,069
Booking Holdings, Inc. *	10	24,028
Citigroup, Inc.	1,279	77,219
DENTSPLY SIRONA, Inc.	855	47,728
Expedia Group, Inc. *	407	73,465
Marsh & McLennan Cos., Inc.	359	62,358
Meta Platforms, Inc., Class A *	312	104,777
Progressive Corp. (The)	540	55,430
Southwest Airlines Co. *	1,096	46,941

		1,021,275

Total common stocks (Cost $1,616,854)		2,263,834

SHORT-TERM INVESTMENT - 4.4%

INVESTMENT COMPANY - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $106,946)	106,946	106,946

	No. of Warrants	Value
WARRANTS - 0.1%

Switzerland - 0.1%
Cie Financiere Richemont SA, expiring 11/22/2023, strike price CHF 67 (Cost $8) *(1)	1,873	2,055

Total investments - 98.3% (Cost $1,723,808)		2,372,835

Other assets less liabilities - 1.7%		41,982

Total net assets - 100.0% (2)		$2,414,817

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $575,101, or 23.8% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
CHF	Swiss franc

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$305,272	12.9%
Consumer Discretionary	397,863	16.8
Consumer Staples	108,248	4.5
Energy	73,272	3.1
Financials	665,211	28.0
Health Care	401,153	16.9
Industrials	104,503	4.4
Information Technology	130,383	5.5
Materials	79,984	3.4
Short-Term Investments	106,946	4.5

Total investments	$2,372,835	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$253,680	10.7%
Canadian dollar	37,744	1.6
Euro	359,500	15.2
Hong Kong dollar	44,099	1.9
Japanese yen	64,602	2.7
Korean won	130,383	5.5
Swiss franc	300,132	12.6
U.S. dollar	1,182,695	49.8

Total investments	$2,372,835	100.0%

See notes to N-PORT Part F.

Artisan High Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 58.7%

Advertising - 0.2%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (1)	$15,947	$17,235

Aerospace/Defense - 0.5%
Bombardier, Inc.
6.00%, 2/15/2028 (1)(2)	18,421	18,477
7.88%, 4/15/2027 (1)(2)	17,255	17,895

		36,372

Airlines - 1.2%
Delta Air Lines, Inc.
3.75%, 10/28/2029	41,699	42,735
4.38%, 4/19/2028	8,095	8,624
7.38%, 1/15/2026	25,381	29,881

		81,240

Building Materials - 0.4%
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028 (1)	4,361	4,422
9.75%, 7/15/2028 (1)	14,000	14,980
Victors Merger Corp. 6.38%, 5/15/2029 (1)	12,138	11,410

		30,812

Chemicals - 2.1%
Consolidated Energy Finance SA 5.63%, 10/15/2028 (1)(2)	17,085	16,701
EverArc Escrow SARL 5.00%, 10/30/2029 (1)	21,652	21,668
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (1)	8,542	8,414
Methanex Corp.
5.13%, 10/15/2027 (2)	25,502	26,777
5.25%, 12/15/2029 (2)	62,698	66,116
5.65%, 12/1/2044 (2)	4,854	4,857

		144,533

Commercial Services - 0.2%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (1)	16,154	16,728

Diversified Financial Services - 5.5%
AG Issuer LLC 6.25%, 3/1/2028 (1)	40,713	42,240
NFP Corp.
4.88%, 8/15/2028 (1)	26,065	26,326
6.88%, 8/15/2028 (1)	156,755	157,159
VistaJet Malta Finance plc 10.50%, 6/1/2024 (1)(2)	149,977	160,475

		386,200

Engineering & Construction - 0.8%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (1)	32,372	32,158
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	26,745	26,953

		59,111

Entertainment - 0.2%
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (1)	4,558	4,649
Penn National Gaming, Inc. 4.13%, 7/1/2029 (1)	8,774	8,511

		13,160

Food - 1.1%
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	79,212	79,212

Food Service - 1.3%
TKC Holdings, Inc.
6.88%, 5/15/2028 (1)	16,184	16,507
10.50%, 5/15/2029 (1)	65,171	70,385

		86,892

Forest Products & Paper - 0.2%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (1)(2)	17,834	17,551

Hand/Machine Tools - 0.7%
Werner FinCo LP 8.75%, 7/15/2025 (1)	46,856	48,847

Healthcare-Products - 2.1%
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (1)	130,060	129,601
5.25%, 10/1/2029 (1)	12,842	13,017

		142,618

Healthcare-Services - 1.1%
Surgery Center Holdings, Inc.
6.75%, 7/1/2025 (1)	8,955	9,022
10.00%, 4/15/2027 (1)	64,776	68,825

		77,847

Insurance - 8.0%
Acrisure LLC
6.00%, 8/1/2029 (1)	79,070	78,081
7.00%, 11/15/2025 (1)	81,106	81,047
10.13%, 8/1/2026 (1)	48,540	53,455
Alliant Holdings Intermediate LLC 5.88%, 11/1/2029 (1)	15,595	15,866
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027 (1)(2)(3)	118,698	125,047
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	33,750	34,003
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (1)	50,129	49,252
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	53,511	55,518
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025 (1)(2)(3)	16,874	17,887
HUB International Ltd. 7.00%, 5/1/2026 (1)	41,266	42,401

		552,557

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Internet - 0.4%
Cars.com, Inc. 6.38%, 11/1/2028 (1)	17,239	18,360
Millennium Escrow Corp. 6.63%, 8/1/2026 (1)	9,223	9,246

		27,606

Iron/Steel - 0.6%
Big River Steel LLC 6.63%, 1/31/2029 (1)	36,699	39,681
Commercial Metals Co. 3.88%, 2/15/2031	2,637	2,617

		42,298

Leisure Time - 6.8%
Carnival Corp.
4.00%, 8/1/2028 (1)	13,445	13,344
5.75%, 3/1/2027 (1)	110,287	110,287
6.00%, 5/1/2029 (1)	83,290	82,874
7.63%, 3/1/2026 (1)	7,882	8,262
10.50%, 2/1/2026 (1)	18,139	20,706
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (1)	13,223	12,793
NCL Corp. Ltd.
3.63%, 12/15/2024 (1)	17,414	16,434
5.88%, 3/15/2026 (1)	47,354	47,144
12.25%, 5/15/2024 (1)	16,630	19,707
NCL Finance Ltd. 6.13%, 3/15/2028 (1)	58,288	57,414
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (1)	17,804	17,245
5.50%, 8/31/2026 (1)	26,365	26,808
5.50%, 4/1/2028 (1)	35,497	35,907

		468,925

Lodging - 0.2%
Boyd Gaming Corp. 4.75%, 6/15/2031 (1)	9,302	9,488
Full House Resorts, Inc. 8.25%, 2/15/2028 (1)	4,679	4,913

		14,401

Media - 5.4%
CCO Holdings LLC
4.25%, 2/1/2031 (1)	42,817	43,193
4.50%, 5/1/2032	54,492	56,059
5.50%, 5/1/2026 (1)	15,290	15,752
CSC Holdings LLC
4.50%, 11/15/2031 (1)	8,967	8,855
4.63%, 12/1/2030 (1)	45,395	42,955
5.25%, 6/1/2024	15,676	16,303
5.38%, 2/1/2028 (1)	6,632	6,867
5.88%, 9/15/2022	47,077	48,254
6.50%, 2/1/2029 (1)	12,161	13,012
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (1)	18,823	18,258
5.50%, 3/1/2030 (1)	57,038	55,327
5.88%, 3/15/2026 (1)	7,138	7,245
Virgin Media Finance plc 5.00%, 7/15/2030 (1)(2)	8,739	8,695
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (1)(2)	27,393	28,924

		369,699

Mining - 1.0%
Compass Minerals International, Inc.
4.88%, 7/15/2024 (1)	10,392	10,626
6.75%, 12/1/2027 (1)	52,402	55,485

		66,111

Miscellaneous Manufacturing - 1.2%
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.53%, 3/15/2022 (4)(5)	81,071	80,260

Oil & Gas - 6.8%
Callon Petroleum Co.
6.13%, 10/1/2024	23,142	22,795
8.00%, 8/1/2028 (1)	118,846	120,034
Comstock Resources, Inc. 7.50%, 5/15/2025 (1)	11,113	11,460
CrownRock LP 5.00%, 5/1/2029 (1)	10,001	10,376
Endeavor Energy Resources LP 5.75%, 1/30/2028 (1)	33,200	35,387
Laredo Petroleum, Inc.
7.75%, 7/31/2029 (1)	73,953	72,104
9.50%, 1/15/2025	6,534	6,665
10.13%, 1/15/2028	8,612	9,030
Matador Resources Co. 5.88%, 9/15/2026	55,779	57,452
MEG Energy Corp. 5.88%, 2/1/2029 (1)(2)	33,922	35,514
Range Resources Corp.
5.00%, 8/15/2022	9,500	9,607
5.00%, 3/15/2023	5,000	5,112
SM Energy Co.
5.63%, 6/1/2025	13,228	13,327
6.50%, 7/15/2028	19,447	20,128
6.63%, 1/15/2027	4,218	4,345
Strathcona Resources Ltd. 6.88%, 8/1/2026 (1)(2)	33,591	33,017
Tap Rock Resources LLC 7.00%, 10/1/2026 (1)	5,950	6,188

		472,541

Real Estate - 1.7%
Realogy Group LLC
4.88%, 6/1/2023 (1)	71,475	73,351
5.75%, 1/15/2029 (1)	26,972	27,646
9.38%, 4/1/2027 (1)	12,417	13,411

		114,408

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Real Estate Investment Trusts (REITS) - 2.4%
American Finance Trust, Inc. 4.50%, 9/30/2028 (1)		30,346	30,569
Global Net Lease, Inc. 3.75%, 12/15/2027 (1)		33,002	32,230
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (1)		14,642	15,228
7.50%, 6/1/2025 (1)		19,819	20,909
Uniti Group LP
4.75%, 4/15/2028 (1)		17,806	17,659
7.88%, 2/15/2025 (1)		16,700	17,430
XHR LP 4.88%, 6/1/2029 (1)		31,185	31,731

			165,756

Retail - 4.7%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (1)		17,053	17,373
Brinker International, Inc.
3.88%, 5/15/2023		1,000	1,022
5.00%, 10/1/2024 (1)		25,349	26,997
Dave & Buster’s, Inc. 7.63%, 11/1/2025 (1)		35,423	37,770
FirstCash, Inc. 5.63%, 1/1/2030 (1)		2,124	2,165
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (1)		26,332	27,061
Nordstrom, Inc.
4.00%, 3/15/2027		16,561	16,644
4.38%, 4/1/2030		46,966	47,378
5.00%, 1/15/2044		98,226	91,596
SRS Distribution, Inc.
6.00%, 12/1/2029 (1)		48,122	48,363
6.13%, 7/1/2029 (1)		2,803	2,856
Superior Plus LP 4.25%, 5/18/2028 (1)(2)	CAD	6,705	5,324

			324,549

Software - 0.4%
Castle US Holding Corp. 9.50%, 2/15/2028 (1)		$25,953	27,056

Telecommunications - 1.5%
Altice France Holding SA
6.00%, 2/15/2028 (1)(2)		29,473	28,147
10.50%, 5/15/2027 (1)(2)		4,564	4,906
Altice France SA 5.50%, 10/15/2029 (1)(2)		43,345	42,695
Zayo Group Holdings, Inc. 6.13%, 3/1/2028 (1)		28,489	28,062

			103,810

Total corporate bonds (Cost $3,918,891)			4,068,335

BANK LOANS - 37.6%

Advertising - 0.5%
Terrier Media Buyer, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 12/17/2026 (5)		38,184	37,983

Aerospace/Defense - 0.5%
Dynasty Acquisition Co., Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 4/6/2026 (5)		6,344	6,163
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 6/19/2026 (5)		27,438	27,010

Standard Aero Ltd. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 3.72%, 4/6/2026 (5)		3,411	3,313

			36,486

Apparel - 0.5%
Birkenstock US BidCo, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028 (2)(5)		34,981	34,849

Auto Parts & Equipment - 1.0%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028 (5)		68,890	68,710

Beverages - 0.2%
City Brewing Co. LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 4/5/2028 (5)		18,224	17,214

Building Materials - 0.6%
ACProducts Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028 (5)		26,680	26,280
Icebox Holdco III, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 12/22/2028 (5)		8,824	8,808
Icebox Holdco III, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.25%, 12/21/2029 (5)		8,493	8,488

			43,576

Chemicals - 1.2%
CPC Acquisition Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/29/2027 (5)		38,393	37,817

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Diamond BC BV First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 9/29/2028 (5)	25,990	25,868
Geon Performance Solutions LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 8/18/2028 (5)	12,173	12,261
WR Grace Holdings LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 9/22/2028 (5)	8,718	8,725

		84,671

Commercial Services - 4.9%
Ankura Consulting Group LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 3/17/2028 (5)	44,350	44,406
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 8.75%, 3/19/2029 (5)	17,830	17,830
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.75%, 12/15/2028 (5)	29,200	28,954
Employbridge Holding Co. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 7/19/2028 (5)	57,002	56,460
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 12/22/2025 (5)	66,400	63,025
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.72%, 5/22/2026 (5)	7,321	7,284
PECF USS Intermediate Holding III Corporation First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 12/15/2028 (5)	38,943	38,957
Spin Holdco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028 (5)	65,705	65,860
VT Topco, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/1/2025 (5)	14,927	14,896

		337,672

Diversified Financial Services - 0.1%
NFP Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 2/15/2027 (5)	7,030	6,909

Entertainment - 0.8%
J&J Ventures Gaming LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 4/26/2028 (5)	32,120	32,121
Lucky Bucks LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 7/30/2027 (5)	20,277	19,897

		52,018

Food - 1.1%
Shearer’s Foods LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 9/23/2027 (5)	56,796	56,567
Sovos Brands Intermediate, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 6/8/2028 (5)	19,006	18,978

		75,545

Food Service - 1.2%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 5/15/2028 (5)	80,839	80,839

Forest Products & Paper - 0.1%
Spa Holdings 3 Oy First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 2/4/2028 (5)	8,852	8,852

Hand/Machine Tools - 0.4%
Madison Safety & Flow LLC First Lien Term Loan (SOFR + 3.75%), 4.25%, 12/14/2028 (5)	12,869	12,857
Madison Safety & Flow LLC Second Lien Term Loan (SOFR + 6.75%), 7.25%, 12/14/2029 (5)	14,870	14,870

		27,727

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Healthcare-Products - 0.7%
Mozart Borrower LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028 (5)	47,687	47,666

Healthcare-Services - 2.3%
Cambrex Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 12/4/2026 (5)	16,261	16,254
ICON Luxembourg S.A.R.L. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028 (2)(5)	52,099	52,077
Mamba Purchaser, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 9/29/2028 (5)	10,391	10,374
Radnet Management, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/23/2028 (5)	13,345	13,332
Surgery Center Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/31/2026 (5)	68,073	67,988

		160,025

Household Products/Wares - 0.2%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 7/21/2028 (5)	13,197	13,077

Insurance - 1.4%
Acrisure LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 2/15/2027 (5)	19,475	19,442
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.60%, 2/12/2027 (5)	47,262	46,842
BroadStreet Partners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/27/2027 (5)	8,890	8,769
IMA Financial Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/1/2028 (5)	17,327	17,255

		92,308

Internet - 2.1%
Arches Buyer, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027 (5)	72,524	71,935
Barracuda Networks, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (5)	33,815	33,984
CNT Holdings I Corp. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 11/6/2028 (5)	12,878	12,926
Proofpoint, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028 (5)	27,596	27,460

		146,305

Investment Companies - 0.9%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 6.75%, 11/5/2029 (5)	58,943	58,869

Leisure Time - 1.1%
Carnival Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 10/18/2028 (5)	8,661	8,574
MajorDrive Holdings IV LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028 (5)	22,248	22,220
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 7.00%, 2/9/2026 (5)	47,753	48,207

		79,001

Lodging - 0.3%
Jack Ohio Finance LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 5.50%, 10/4/2028 (5)	17,940	17,884

Machinery-Diversified - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 12/11/2024 (5)	18,441	18,441

Miscellaneous Manufacturing - 0.0%(6)
Utex Industries, Inc. Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.25%, 12/3/2025 (5)(7)(8)	2,225	2,173

Municipal - 0.2%
Lakeshore Intermediate LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/29/2028 (5)	10,837	10,790

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Pharmaceuticals - 0.3%
PRA Health Sciences, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028 (5)	12,980	12,975
Sharp Midco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/14/2028 (5)	5,826	5,811

		18,786

Retail - 1.7%
Fogo De Chao, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 4/7/2025 (5)	17,216	16,943
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.50%, 9/6/2024 (5)	44,057	44,057
Rough Country LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 7/28/2028 (5)	8,711	8,684
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 6/2/2028 (5)	58,242	58,056

		127,740

Software - 11.1%
Applied Systems, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.50%, 9/19/2024 (5)	24,603	24,578
Applied Systems, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.25%, 9/19/2025 (5)	34,731	34,948
Castle US Holding Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.97%, 1/29/2027 (5)	4,927	4,876
CommerceHub, Inc. Second Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.75%, 12/29/2028 (5)	10,610	10,265
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 8.25%, 2/12/2029 (5)	28,018	27,528
Epicor Software Corp. First Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 7/30/2027 (5)	66,531	66,439
Epicor Software Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 8.75%, 7/31/2028 (5)	9,250	9,450
Finastra USA, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024 (5)	48,335	48,085
Ivanti Software, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/2027 (5)	13,281	13,201
(ICE LIBOR USD 1 Month + 4.75%), 5.75%, 12/1/2027 (5)	51,028	51,044
Ivanti Software, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 7.75%, 12/1/2028 (5)	6,435	6,423
Loyalty Ventures, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 5.00%, 11/3/2027 (5)	18,951	18,825
Orchid Merger Sub II LLC First Lien Term Loan (SOFR + 4.75%), 5.25%, 5/12/2027 (5)	25,540	24,263
RealPage, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028 (5)	91,442	91,114
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/30/2025 (5)	70,271	69,543
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 5/29/2026 (5)	36,536	36,588
UKG, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026 (5)	44,324	44,061
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 5.75%, 5/3/2027 (5)	151,130	151,414
Virgin Pulse, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 4/6/2028 (5)	38,248	37,722

		770,367

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal amount, shares and dollar values in thousands

Telecommunications - 1.4%
Delta Topco, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/1/2027 (5)	39,268	39,282
Delta Topco, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/1/2028 (5)	35,575	35,720
Gridiron Fiber Corp. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 10/4/2028 (5)	21,634	21,228

		96,230

Transportation - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.60%, 8/4/2025 (5)	26,552	24,029
(ICE LIBOR USD 3 Month + 5.50%), 5.62%, 8/4/2025 (5)	5,986	5,417
(ICE LIBOR USD 3 Month + 5.50%), 5.67%, 8/4/2025 (5)	5,693	5,153
(ICE LIBOR USD 3 Month + 5.50%), 5.72%, 8/4/2025 (5)	619	560

		35,159

Total bank loans (Cost $2,598,330)		2,607,872

	Shares Held
COMMON STOCK - 0.3%

Miscellaneous Manufacturing - 0.3%
Utex Equity *(8)	364	18,836

Total common stocks (Cost $10,178)		18,836

SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $228,239)	228,239	228,239

Total investments - 99.9% (Cost $6,755,638)		6,923,282

Other assets less liabilities - 0.1%		5,298

Total net assets - 100.0% (9)		$6,928,580

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	U.S. dollar
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	U.S. dollar
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	U.S. dollar
Altice France SA, 5.50%, 10/15/2029	France	U.S. dollar
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	U.S. dollar
Birkenstock US BidCo, Inc. First Lien Term Loan B, 3.75%, 4/28/2028	Germany	U.S. dollar
Bombardier, Inc., 6.00%, 2/15/2028	Canada	U.S. dollar
Bombardier, Inc., 7.88%, 4/15/2027	Canada	U.S. dollar
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	U.S. dollar
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	U.S. dollar
ICON Luxembourg S.A.R.L. First Lien Term Loan B, 2.75%, 7/3/2028	Luxembourg	U.S. dollar
MEG Energy Corp., 5.88%, 2/1/2029	Canada	U.S. dollar
Methanex Corp., 5.13%, 10/15/2027	Canada	U.S. dollar
Methanex Corp., 5.25%, 12/15/2029	Canada	U.S. dollar
Methanex Corp., 5.65%, 12/1/2044	Canada	U.S. dollar
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	U.S. dollar
Superior Plus LP, 4.25%, 5/18/2028	Canada	Canadian dollar
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar

(3)	Payment in-kind security.
(4)	Perpetual security. The rate reflected was the rate in effect on December 31, 2021. The maturity date reflects the next call date.
(5)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2021.
(6)	Amount rounds to less than 0.1%.
(7)	Defaulted security.
(8)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $21,009, or 0.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(9)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Abbreviations
CAD	Canadian dollar
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
SOFR	Secured Overnight Financing Rate
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $4,445 or 0.1% of the total net assets as of December 31, 2021, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Depreciation
Icebox Holdco III, Inc. First Lien Term Loan B, delayed-draw	$1,826	$1,822	$(4)
VT Topco, Inc. First Lien Term Loan, delayed-draw	2,619	2,613	(6)

	$4,445	$4,435	$(10)

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	259	USD	202	JPM	2/25/2022	$2
USD	5,532	CAD	6,992	JPM	2/25/2022	4
EUR	16,278	USD	18,412	JPM	3/31/2022	154
USD	18,848	EUR	16,278	JPM	3/31/2022	282

Total unrealized appreciation						442

Net unrealized appreciation						$442

CAD	Canadian Dollar
EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury Long Bond	(564)	3/22/2022	USD	$56,400	$(90,487)	$(138)

						$(138)

USD	U.S. Dollar

See notes to N-PORT Part F.

Artisan International Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY- 99.7%

Belgium - 2.4%
UCB SA	1,819	$207,863

Canada - 4.0%
Canadian Pacific Railway Ltd.	3,433	246,888
Kinaxis, Inc. *	762	106,805

		353,693

Denmark - 1.8%
Ascendis Pharma A/S, ADR *	1,006	135,338
Genmab A/S *(1)	67	27,025

		162,363

France - 12.0%
Air Liquide SA	1,476	257,663
Airbus SE *	1,053	134,751
BNP Paribas SA	4,403	304,619
Capgemini SE	1,430	350,917
LVMH Moet Hennessy Louis Vuitton SE	21	17,148

		1,065,098

Germany - 19.8%
Allianz SE (1)	810	191,565
Auto1 Group SE *(1)	348	7,608
Bayerische Motoren Werke AG (1)	1,036	104,399
Brenntag SE (1)	2,019	182,956
Deutsche Boerse AG (1)	1,711	286,631
Deutsche Post AG (1)	4,383	282,143
Deutsche Telekom AG (1)	13,534	251,540
MTU Aero Engines AG (1)	377	76,631
Porsche Automobil Holding SE (Preference) (1)	235	22,335
Siemens AG (1)	1,102	191,479
Volkswagen AG (Preference) (1)	770	155,577

		1,752,864

India - 1.2%
Reliance Industries Ltd.	3,449	109,876

Ireland - 4.2%
ICON plc *	520	160,987
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	12,246	212,612

		373,599

Israel - 3.5%
Nice Ltd., ADR *	1,035	314,188

Italy - 1.5%
Intesa Sanpaolo SpA (1)	51,112	132,055

Japan - 4.4%
Hoya Corp. (1)	880	130,513
Sony Group Corp. (1)	1,571	198,630
Toyota Industries Corp. (1)	705	56,332

		385,475

Netherlands - 9.2%
Argenx SE, ADR *	585	204,700
Argenx SE *	7	2,500
ING Groep NV	13,406	186,851
Koninklijke DSM NV	1,535	346,080
Koninklijke Philips NV	2,084	77,745

		817,876

Russia - 2.8%
MMC Norilsk Nickel PJSC, ADR	4,499	139,160
Sberbank of Russia PJSC, ADR	6,808	109,269

		248,429

Spain - 1.1%
Ferrovial SA (1)	3,103	97,333

Switzerland - 8.4%
Alcon, Inc. (1)	955	84,122
Barry Callebaut AG (1)	35	84,827
Lonza Group AG (1)	130	108,612
Medacta Group SA *(1)	443	69,051
Nestle SA (1)	1,318	184,308
Roche Holding AG (1)	512	212,037

		742,957

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	5,981	132,436

United Kingdom - 12.0%
AVEVA Group plc	2,179	100,390
Barclays plc	96,080	243,191
Diageo plc	2,178	119,009
Experian plc	2,129	104,663
International Consolidated Airlines Group SA *	56,151	108,288
Linde plc (1)	1,117	388,937

		1,064,478

United States - 9.9%
Accenture plc, Class A	254	105,445
Alphabet, Inc., Class A *	71	206,953
Alphabet, Inc., Class C *	32	92,398
Amazon.com, Inc. *	84	281,528
Aon plc, Class A	645	193,881

		880,205

Total common stocks and equity-linked security (Cost $6,625,786)		8,840,788

Total investments - 99.7% (Cost $6,625,786)		8,840,788

Other assets less liabilities - 0.3%		30,710

Total net assets - 100.0% (4)		$8,871,498

Artisan International Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,871,694, or 43.6% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 11/08/2021	$227,719	$212,612	2.4%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$550,891	6.2%
Consumer Discretionary	787,225	8.9
Consumer Staples	388,144	4.4
Energy	109,876	1.2
Financials	1,860,674	21.0
Health Care	1,420,493	16.1
Industrials	1,481,464	16.8
Information Technology	1,110,181	12.6
Materials	1,131,840	12.8

Total investments	$8,840,788	100.0%

Artisan International Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$675,541	7.6%
Canadian dollar	353,693	4.0
Danish krone	27,025	0.3
Euro	4,257,326	48.2
Indian rupee	109,876	1.2
Japanese yen	385,475	4.4
New Taiwan dollar	132,436	1.5
Swiss franc	742,957	8.4
U.S. dollar	2,156,459	24.4

Total investments	$8,840,788	100.0%

See notes to N-PORT Part F.

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 93.9%

Australia - 0.2%
Telix Pharmaceuticals Ltd. *	1,702	$9,596

Brazil - 1.8%
Afya Ltd., Class A *	1,293	20,311
Notre Dame Intermedica Participacoes SA (1)	3,340	36,091
Rumo SA *(1)	6,466	20,578
Vibra Energia SA (1)	9,885	38,539

		115,519

Canada - 4.9%
Altus Group Ltd.	1,634	91,688
CAE, Inc. *	3,450	87,035
Descartes Systems Group, Inc. (The) *	655	54,195
Kinaxis, Inc. *	398	55,837
Real Matters, Inc. *	1,187	7,786
TECSYS, Inc.	398	16,549

		313,090

China - 0.2%
I-Mab, ADR *	269	12,757

Costa Rica - 0.2%
Establishment Labs Holdings, Inc. *	209	14,148

Denmark - 4.5%
ALK-Abello A/S *(1)	73	38,344
Ambu A/S, Class B (1)	1,710	44,756
Carlsberg A/S, Class B (1)	186	32,013
DSV A/S (1)	261	60,246
Genmab A/S *(1)	166	66,346
Vestas Wind Systems A/S (1)	1,446	43,730

		285,435

Finland - 2.8%
BasWare OYJ *(1)	339	11,682
Metso Outotec OYJ (1)	12,400	131,884
Revenio Group OYJ (1)	241	15,240
Vaisala OYJ, Class A (1)	345	20,944

		179,750

France - 2.6%
Gaztransport Et Technigaz SA	864	80,881
Lectra	1,688	80,738

		161,619

Germany - 3.6%
AIXTRON SE (1)	2,858	58,295
Carl Zeiss Meditec AG *(1)	96	20,152
Hamburger Hafen und Logistik AG (1)	1,348	31,545
KION Group AG (1)	331	36,412
MorphoSys AG *(1)	672	25,521
Symrise AG (1)	384	56,956

		228,881

Iceland - 0.5%
Ossur HF *(1)	4,823	31,218

India - 2.0%
IndiaMart InterMesh Ltd.	508	44,261
WNS Holdings Ltd., ADR *	903	79,631

		123,892

Israel - 9.4%
Compugen Ltd. *	525	2,257
Kornit Digital Ltd. *	1,141	173,698
Max Stock Ltd.	4,954	17,702
Nice Ltd., ADR *	816	247,674
Radware Ltd. *(2)	2,732	113,754
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	231	17,361
Tel Aviv Stock Exchange Ltd.	3,931	21,221

		593,667

Italy - 0.8%
Davide Campari-Milano NV (1)	3,476	50,603

Japan - 15.0%
Azbil Corp. (1)	2,624	119,562
Carenet, Inc. (1)(2)	3,666	34,143
CKD Corp. (1)(2)	4,384	89,094
Daikokutenbussan Co. Ltd. (1)(2)	965	43,201
en-japan, Inc. (1)	691	19,515
Fujitec Co. Ltd. (1)	3,220	70,552
GMO Financial Gate, Inc. (1)	86	20,974
Hennge KK *(1)	1,282	21,597
Jeol Ltd. (1)	828	65,836
Kobe Bussan Co. Ltd. (1)	900	34,808
Money Forward, Inc. *(1)	630	37,499
Morinaga Milk Industry Co. Ltd. (1)	787	37,284
Obic Co. Ltd. (1)	165	30,866
Plus Alpha Consulting Co. Ltd. (1)	304	8,257
Raccoon Holdings, Inc. (1)(2)	2,214	27,195
Rohm Co. Ltd. (1)	539	48,803
Roland Corp. (1)	61	2,067
SG Holdings Co. Ltd. (1)	4,710	110,288
Temairazu, Inc. (1)(2)	344	15,291
Toshiba Corp. (1)	2,208	90,819
Ubicom Holdings, Inc. (1)(2)	928	24,261

		951,912

Netherlands - 2.9%
Argenx SE *	87	31,135
IMCD NV	357	79,224
Koninklijke DSM NV	317	71,436

		181,795

Spain - 0.6%
Almirall SA (1)	3,168	40,531

Sweden - 2.5%
AAK AB (1)	2,469	53,335
Elekta AB, Class B (1)	1,882	23,780
Fortnox AB (1)	1,239	79,780

		156,895

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Switzerland - 7.7%
Alcon, Inc. (1)	1,450	127,738
Baloise Holding AG (1)	342	55,896
Barry Callebaut AG (1)	27	64,726
Belimo Holding AG (1)	105	66,395
Burckhardt Compression Holding AG (1)	61	28,873
Comet Holding AG (1)	161	59,119
Siegfried Holding AG *(1)	45	43,662
Tecan Group AG (1)	68	41,269

		487,678

Thailand - 1.3%
Fabrinet *	687	81,448

United Kingdom - 16.3%
Alphawave IP Group plc *	8,462	22,883
ASOS plc *	1,063	34,406
AVEVA Group plc	776	35,744
B&M European Value Retail SA	5,422	46,530
Balfour Beatty plc	6,670	23,655
boohoo Group plc *	21,519	35,885
Britvic plc	3,497	43,546
ConvaTec Group plc	37,963	99,251
Electrocomponents plc	6,485	105,862
Ergomed plc *	1,252	25,424
HomeServe plc	2,823	33,416
Howden Joinery Group plc	6,242	76,140
JD Sports Fashion plc	15,841	46,701
JET2 plc *	6,446	97,287
Moonpig Group plc *	2,770	14,059
Orchard Therapeutics plc, ADR *	2,126	2,806
Oxford Biomedica plc *	1,774	29,541
Rotork plc	20,096	97,163
St. James’s Place plc	3,209	73,120
THG plc *	5,137	15,936
Trainline plc *	8,237	31,104
YouGov plc	1,977	42,822

		1,033,281

United States - 14.1%
Agilysys, Inc. *	944	41,985
Alkermes plc *	1,512	35,179
Alnylam Pharmaceuticals, Inc. *	159	27,010
BioCryst Pharmaceuticals, Inc. *	1,887	26,128
CyberArk Software Ltd. *	548	94,978
Glaukos Corp. *	1,330	59,124
Ingersoll Rand, Inc.	1,252	77,434
Inspire Medical Systems, Inc. *	116	26,675
Lantheus Holdings, Inc. *	1,430	41,322
Legend Biotech Corp., ADR *	1,281	59,727
Madrigal Pharmaceuticals, Inc. *	146	12,331
MaxCyte, Inc. *	995	10,165
MaxCyte, Inc. *	984	10,024
Model N, Inc. *(2)	2,159	64,826
Myriad Genetics, Inc. *	1,447	39,944
Nevro Corp. *	249	20,223
Quotient Ltd. *	1,456	3,770
Reata Pharmaceuticals, Inc., Class A *	108	2,845
Varex Imaging Corp. *	1,098	34,642
Verastem, Inc. *	1,246	2,555
ViewRay, Inc. *(2)	11,907	65,608
Wolfspeed, Inc. *	1,006	112,399
Zogenix, Inc. *	1,653	26,860

		895,754

Total common stocks (Cost $4,531,151)		5,949,469

SHORT-TERM INVESTMENT - 5.3%

INVESTMENT COMPANY - 5.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $334,754)	334,754	334,754

Total investments - 99.2% (Cost $4,865,905)		6,284,223

Other assets less liabilities - 0.8%		49,449

Total net assets - 100.0% (3)		$6,333,672

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,508,111, or 39.6% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Affiliated company as defined under the Investment Company Act of 1940.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$42,822	0.7%
Consumer Discretionary	345,726	5.5
Consumer Staples	376,877	6.0
Energy	80,881	1.3
Financials	150,237	2.4
Health Care	1,385,674	22.1
Industrials	1,695,106	26.9
Information Technology	1,644,280	26.2
Materials	128,392	2.0
Real Estate	99,474	1.6
Short-Term Investments	334,754	5.3

Total investments	$6,284,223	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$9,596	0.2%
Brazilian real	95,208	1.5
British pound	1,040,640	16.6
Canadian dollar	313,090	5.0
Danish krone	316,653	5.0
Euro	843,179	13.4
Indian rupee	44,261	0.7
Israel new shekel	56,284	0.9
Japanese yen	951,912	15.1
Swedish krona	156,895	2.5
Swiss franc	487,678	7.8
U.S. dollar	1,968,827	31.3

Total investments	$6,284,223	100.0%

See notes to N-PORT Part F.

Artisan International Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY LINKED SECURITY- 92.6%

Belgium - 2.8%
Groupe Bruxelles Lambert SA	5,933	$663,052

Brazil - 1.2%
Telefonica Brasil SA, ADR	33,341	288,401

Canada - 7.3%
Alimentation Couche-Tard, Inc.	21,903	917,701
Imperial Oil Ltd.	9,478	341,832
Suncor Energy, Inc.	19,411	485,677

		1,745,210

China - 5.6%
Alibaba Group Holding Ltd. *	33,395	509,217
Anhui Conch Cement Co. Ltd., Class H	46,444	231,995
Hengan International Group Co. Ltd.	52,068	268,102
Trip.com Group Ltd. *	12,918	316,098

		1,325,412

Finland - 1.6%
Nokia OYJ, ADR *	49,643	308,779
Nokia OYJ *(1)	10,498	65,949

		374,728

France - 7.7%
Danone SA	13,970	868,222
Safran SA	3,920	480,520
Sodexo SA	4,848	425,313
Sodexo SA (Registered Shares) (1)(2)	737	64,683

		1,838,738

Germany - 2.7%
Fresenius Medical Care AG & Co. KGaA (1)	8,023	519,746
Hella GmbH & Co. KGaA (1)	1,817	123,540

		643,286

India - 4.7%
HCL Technologies Ltd.	51,085	906,516
Indus Towers Ltd.	66,189	221,089

		1,127,605

Ireland - 2.3%
CRH plc	5,529	292,819
Ryanair Holdings plc *	1,846	32,044
Ryanair Holdings plc, Equity-Linked Security *(1)(3)(4)	13,138	228,096

		552,959

Japan - 1.2%
Seven & i Holdings Co. Ltd. (1)	6,355	279,336

Mexico - 0.7%
Gruma SAB de CV, Class B	13,647	174,414

Netherlands - 4.2%
ING Groep NV	58,630	817,151
Universal Music Group NV	6,615	186,635

		1,003,786

South Korea - 9.1%
NAVER Corp. *(1)	1,947	618,044
Samsung Electronics Co. Ltd. (1)	16,441	1,079,370
Samsung Electronics Co. Ltd. (Preference) (1)	7,588	454,192

		2,151,606

Spain - 0.9%
CaixaBank SA (1)	78,959	216,521

Switzerland - 17.1%
ABB Ltd. (1)	24,576	936,390
Cie Financiere Richemont SA (1)	3,727	556,568
Credit Suisse Group AG (1)	35,666	345,935
Holcim Ltd. *(1)	11,057	562,717
Novartis AG (1)	10,878	955,308
UBS Group AG (1)	39,404	707,226

		4,064,144

United Kingdom - 15.9%
Associated British Foods plc	8,988	244,277
Berkeley Group Holdings plc	3,426	221,442
CNH Industrial NV (1)	16,300	313,049
Compass Group plc *	47,385	1,058,924
GlaxoSmithKline plc	4,378	95,211
Inchcape plc	5,643	69,474
Liberty Global plc, Class A *	7,799	216,331
Liberty Global plc, Class C *	6,501	182,606
Lloyds Banking Group plc	745,025	482,029
RELX plc	25,434	826,926
RELX plc	2,543	82,581

		3,792,850

United States - 7.6%
Arch Capital Group Ltd. *(5)	23,285	1,035,022
Tenaris SA (1)	27,029	282,101
Tenaris SA, ADR	2,502	52,201
White Mountains Insurance Group Ltd.	69	69,700
Willis Towers Watson plc	1,529	363,045

		1,802,069

Total common stocks and equity-linked security (Cost $17,012,025)		22,044,117

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENT - 6.4%

INVESTMENT COMPANY - 6.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $1,526,214)	1,526,214	1,526,214

Total investments - 99.0% (Cost $18,538,239)		23,570,331

Other assets less liabilities - 1.0%		240,520

Total net assets - 100.0% (6)		$23,810,851

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $8,308,771, or 34.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/01/2020	$63,852	$64,683	0.3%

(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-12/07/2021	$244,423	$228,096	1.0%

(4)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(5)	Affiliated company as defined under the Investment Company Act of 1940.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	230,248	JPY	26,251,466	JPM	4/21/2022	$1,779

Net unrealized appreciation						$1,779

JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,713,106	7.3%
Consumer Discretionary	3,345,259	14.2
Consumer Staples	2,752,052	11.7
Energy	1,161,811	4.9
Financials	4,927,777	20.9
Health Care	1,570,265	6.7
Industrials	2,671,510	11.3
Information Technology	2,814,806	11.9
Materials	1,087,531	4.6
Short-Term Investments	1,526,214	6.5

Total investments	$23,570,331	100.0%

TRADING CURRENCIES
Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,998,283	12.7%
Canadian dollar	1,745,210	7.4
Euro	5,433,926	23.1
Hong Kong dollar	1,325,412	5.6
Indian rupee	1,127,605	4.8
Japanese yen	279,336	1.2
Korean won	2,151,606	9.1
Mexican peso	174,414	0.7
Swiss franc	4,064,144	17.3
U.S. dollar	4,270,395	18.1

Total investments	$23,570,331	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.9%
Auto Components - 2.1%
Aptiv plc *	885	$145,968

Banks - 4.1%
First Republic Bank	550	113,667
SVB Financial Group *	263	178,218

		291,885

Biotechnology - 7.5%
Argenx SE, ADR *(1)	420	147,095
Ascendis Pharma A/S, ADR *(1)	1,417	190,668
BioNTech SE, ADR *(1)	176	45,475
Exact Sciences Corp. *	443	34,487
Genmab A/S *(1)(2)	281	112,447

		530,172

Building Products - 1.8%
Advanced Drainage Systems, Inc.	517	70,408
Trex Co., Inc. *	429	57,910

		128,318

Capital Markets - 7.7%
LPL Financial Holdings, Inc.	526	84,273
MSCI, Inc.	268	163,927
Nasdaq, Inc.	687	144,337
Tradeweb Markets, Inc., Class A	1,512	151,381

		543,918

Communications Equipment - 2.0%
Arista Networks, Inc. *	997	143,305

Consumer Finance - 0.6%
SoFi Technologies, Inc. *	2,559	40,461

Containers & Packaging - 1.3%
Ball Corp.	949	91,322

Diversified Consumer Services - 0.3%
Chegg, Inc. *	681	20,913

Electrical Equipment - 1.8%
Generac Holdings, Inc. *	363	127,826

Electronic Equipment, Instruments & Components - 4.0%
Cognex Corp.	728	56,617
Teledyne Technologies, Inc. *	259	113,202
Trimble, Inc. *	1,243	108,350

		278,169

Entertainment - 3.6%
Roku, Inc. *	390	88,907
Spotify Technology SA *	151	35,228
Zynga, Inc., Class A *	20,516	131,304

		255,439

Health Care Equipment & Supplies - 1.7%
Dexcom, Inc. *	219	117,629

Health Care Technology - 3.0%
Veeva Systems, Inc., Class A *	827	211,343

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. *	83	145,850
DraftKings, Inc., Class A *	660	18,136

		163,986

Interactive Media & Services - 3.5%
Match Group, Inc. *	1,060	140,121
ZoomInfo Technologies, Inc. *	1,612	103,496

		243,617

Internet & Direct Marketing Retail - 1.3%
Global-e Online Ltd. *(1)	945	59,882
Wayfair, Inc., Class A *	176	33,477

		93,359

IT Services - 3.7%
BigCommerce Holdings, Inc., Series 1 *	1,333	47,140
Global Payments, Inc.	1,300	175,763
Marqeta, Inc., Class A *	678	11,639
Toast, Inc., Class A *	827	28,712

		263,254

Leisure Products - 1.0%
YETI Holdings, Inc. *	852	70,578

Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc.	642	102,552
Evotec SE *(1)(2)	1,195	57,785
NeoGenomics, Inc. *	1,338	45,654
West Pharmaceutical Services, Inc.	310	145,346

		351,337

Machinery - 4.5%
Fortive Corp.	1,711	130,542
Ingersoll Rand, Inc.	3,049	188,640

		319,182

Media - 1.3%
New York Times Co. (The), Class A	1,935	93,440

Pharmaceuticals - 2.6%
Catalent, Inc. *	1,451	185,797

Professional Services - 1.8%
TransUnion	1,082	128,252

Road & Rail - 1.1%
Lyft, Inc., Class A *	1,786	76,328

Semiconductors & Semiconductor Equipment - 6.5%
Azenta, Inc.	695	71,627
Entegris, Inc.	763	105,740
Lattice Semiconductor Corp. *	2,084	160,611
Monolithic Power Systems, Inc.	92	45,193
ON Semiconductor Corp. *	1,136	77,175

		460,346

Software - 18.7%
Atlassian Corp. plc, Class A *	643	245,033
Bill.com Holdings, Inc. *	295	73,429
Ceridian HCM Holding, Inc. *	1,312	137,078
Datadog, Inc., Class A *	956	170,289
HubSpot, Inc. *	476	313,614
Synopsys, Inc. *	366	135,026
Tyler Technologies, Inc. *	157	84,472
Zscaler, Inc. *	486	156,199

		1,315,140

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Specialty Retail - 2.1%
Burlington Stores, Inc. *	513	149,615

Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. *	176	68,779

Total common stocks (Cost $3,844,939)		6,909,678

SHORT-TERM INVESTMENT - 0.5%

INVESTMENT COMPANY - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $33,176)	33,176	33,176

Total investments - 98.4% (Cost $3,878,115)		6,942,854

Other assets less liabilities - 1.6%		113,351

Total net assets - 100.0% (3)		$7,056,205

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
BioNTech SE	Germany	U.S. dollar
Evotec SE	Germany	Euro
Genmab A/S	Denmark	Danish krone
Global-e Online Ltd.	Israel	U.S. dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $170,232, or 2.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$592,496	8.6%
Consumer Discretionary	713,198	10.3
Financials	876,264	12.6
Health Care	1,396,278	20.1
Industrials	779,906	11.2
Information Technology	2,460,214	35.4
Materials	91,322	1.3
Short-Term Investments	33,176	0.5

Total investments	$6,942,854	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Danish krone	$112,447	1.6%
Euro	57,785	0.8
U.S. dollar	6,772,622	97.6

Total investments	$6,942,854	100.0%

See notes to N-PORT Part F.

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.8%

Air Freight & Logistics - 2.2%
Expeditors International of Washington, Inc.	340	$45,723

Auto Components - 4.5%
BorgWarner, Inc.	1,025	46,190
Gentex Corp.	1,349	47,025

		93,215

Banks - 1.5%
M&T Bank Corp.	209	32,036

Capital Markets - 4.5%
Moelis & Co., Class A	763	47,681
Northern Trust Corp.	378	45,200

		92,881

Chemicals - 4.0%
Celanese Corp.	230	38,719
Corteva, Inc.	928	43,886

		82,605

Consumer Finance - 2.8%
Synchrony Financial	1,253	58,119

Diversified Consumer Services - 1.6%
H&R Block, Inc.	1,419	33,433

Electric Utilities - 2.4%
OGE Energy Corp.	1,305	50,097

Electrical Equipment - 2.9%
nVent Electric plc	1,553	59,024

Energy Equipment & Services - 2.0%
NOV, Inc.	3,089	41,853

Entertainment - 3.0%
Electronic Arts, Inc.	268	35,315
Lions Gate Entertainment Corp., Class A *	520	8,655
Lions Gate Entertainment Corp., Class B *	1,136	17,484

		61,454

Equity Real Estate Investment Trusts (REITs) - 6.9%
Lamar Advertising Co., Class A	526	63,835
PS Business Parks, Inc.	136	25,010
Public Storage	88	32,981
STORE Capital Corp.	570	19,611

		141,437

Food & Staples Retailing - 3.5%
Kroger Co. (The)	916	41,467
Sysco Corp.	394	30,936

		72,403

Food Products - 2.5%
Tyson Foods, Inc., Class A	583	50,850

Health Care Equipment & Supplies - 2.2%
DENTSPLY SIRONA, Inc.	818	45,629

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	308	40,946
Centene Corp. *	601	49,482

		90,428

Hotels, Restaurants & Leisure - 8.4%
Expedia Group, Inc. *	423	76,388
Marriott International, Inc., Class A *	313	51,730
Vail Resorts, Inc.	135	44,125

		172,243

Insurance - 7.3%
Arch Capital Group Ltd. *	1,245	55,346
Globe Life, Inc.	532	49,863
Progressive Corp. (The)	433	44,446

		149,655

Interactive Media & Services - 2.1%
IAC/InterActiveCorp *	275	35,889
Vimeo, Inc. *	394	7,069

		42,958

Machinery - 1.5%
Otis Worldwide Corp.	355	30,915

Marine - 1.5%
Kirby Corp. *	510	30,301

Media - 7.2%
Liberty Broadband Corp., Class C *	118	19,070
Liberty Media Corp.-Liberty SiriusXM, Class A *	439	22,321
Liberty Media Corp.-Liberty SiriusXM, Class C *	436	22,185
News Corp., Class A	2,182	48,682
Omnicom Group, Inc.	504	36,917

		149,175

Real Estate Management & Development - 2.0%
Jones Lang LaSalle, Inc. *	153	41,236

Road & Rail - 4.1%
AMERCO	115	83,612

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	460	80,928

Software - 1.7%
Check Point Software Technologies Ltd. *(1)	294	34,284

Specialty Retail - 2.9%
AutoNation, Inc. *	511	59,739

Technology Hardware, Storage & Peripherals - 1.9%
NetApp, Inc.	422	38,804

Trading Companies & Distributors - 2.4%
Air Lease Corp.	1,121	49,593

Total common stocks (Cost $1,046,670)		2,014,630

SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $33,489)	33,489	33,489

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Total investments - 99.4% (Cost $1,080,159)	2,048,119

Other assets less liabilities - 0.6%	12,624

Total net assets - 100.0% (2)	$2,060,743

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Check Point Software Technologies Ltd.	Israel	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$253,587	12.4%
Consumer Discretionary	358,630	17.6
Consumer Staples	123,253	6.0
Energy	41,853	2.0
Financials	332,691	16.2
Health Care	136,057	6.6
Industrials	299,168	14.6
Information Technology	154,016	7.6
Materials	82,605	4.0
Real Estate	182,673	8.9
Utilities	50,097	2.5
Short-Term Investments	33,489	1.6

Total investments	$2,048,119	100.0%

See notes to N-PORT Part F.

Artisan Select Equity Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 92.0%

Aerospace & Defense - 1.7%
BAE Systems plc (1)	63		$467

Air Freight & Logistics - 1.6%
FedEx Corp.	2		435

Airlines - 1.9%
Southwest Airlines Co. *	12		502

Automobiles - 4.3%
Harley-Davidson, Inc.	31		1,174

Banks - 4.4%
Citigroup, Inc.	20		1,204

Capital Markets - 4.9%
Bank of New York Mellon Corp. (The)	23		1,335

Chemicals - 5.4%
Axalta Coating Systems Ltd. *	44		1,468

Construction Materials - 4.5%
HeidelbergCement AG (1)(2)	18		1,224

Consumer Finance - 4.4%
American Express Co.	7		1,207

Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc., Class B *	5		1,535

Food & Staples Retailing - 1.1%
Sprouts Farmers Market, Inc. *	10		303

Food Products - 4.1%
Danone SA (1)	18		1,113

Health Care Equipment & Supplies - 4.8%
DENTSPLY SIRONA, Inc.	23		1,288

Health Care Providers & Services - 6.6%
Anthem, Inc.	4		1,781

Hotels, Restaurants & Leisure - 4.9%
Booking Holdings, Inc. *	—	(3)	304
Expedia Group, Inc. *	6		1,013

			1,317

Insurance - 8.2%
Alleghany Corp. *	1		399
Marsh & McLennan Cos., Inc.	4		703
Progressive Corp. (The)	11		1,111

			2,213

Interactive Media & Services - 10.4%
Alphabet, Inc., Class A *	—	(3)	1,335
Meta Platforms, Inc., Class A*	4		1,483

			2,818

Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd., ADR *(1)	9		1,060

Specialty Retail - 4.3%
Advance Auto Parts, Inc.	5		1,167

Technology Hardware, Storage & Peripherals - 4.9%
Samsung Electronics Co. Ltd. (1)(2)	20		1,335

Total common stocks (Cost $20,340)			24,946

SHORT-TERM INVESTMENT - 7.6%

INVESTMENT COMPANY - 7.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $2,074)	2,074		2,074

Total investments - 99.6% (Cost $22,414)			27,020

Other assets less liabilities - 0.4%			106

Total net assets - 100.0%(4)			$27,126

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Artisan Select Equity Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	U.S. dollar
BAE Systems plc	United Kingdom	British pound
Danone SA	France	Euro
HeidelbergCement AG	Germany	Euro
Samsung Electronics Co. Ltd.	South Korea	Korean won

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,559, or 9.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Amount rounds to less than one.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,818	10.4%
Consumer Discretionary	4,718	17.5
Consumer Staples	1,416	5.2
Financials	7,494	27.7
Health Care	3,069	11.4
Industrials	1,404	5.2
Information Technology	1,335	4.9
Materials	2,692	10.0
Short-Term Investments	2,074	7.7

Total investments	$27,020	100.0%

Artisan Select Equity Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$467	1.7%
Euro	2,337	8.7
Korean won	1,335	4.9
U.S. dollar	22,881	84.7

Total investments	$27,020	100.0%

See notes to N-PORT Part F.

Artisan Small Cap Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.8%

Banks - 1.5%
Live Oak Bancshares, Inc.	106	$9,237
Silvergate Capital Corp., Class A *	291	43,129

		52,366

Biotechnology - 17.9%
Argenx SE, ADR *(1)	347	121,575
Ascendis Pharma A/S, ADR *(1)	918	123,497
Avid Bioservices, Inc. *	678	19,796
Denali Therapeutics, Inc. *	336	15,004
Halozyme Therapeutics, Inc. *	4,560	183,356
Iovance Biotherapeutics, Inc. *	1,727	32,968
Orchard Therapeutics plc, ADR *(1)	4,334	5,722
Veracyte, Inc. *	2,871	118,298
Y-mAbs Therapeutics, Inc. *	1,017	16,486

		636,702

Building Products - 2.7%
Advanced Drainage Systems, Inc.	461	62,728
Trex Co., Inc. *	256	34,583

		97,311

Capital Markets - 1.7%
Morningstar, Inc.	179	61,151

Construction & Engineering - 2.9%
Valmont Industries, Inc.	406	101,642

Diversified Consumer Services - 3.1%
2U, Inc. *	425	8,520
Bright Horizons Family Solutions, Inc. *	314	39,464
Chegg, Inc. *	2,066	63,431

		111,415

Diversified Telecommunication Services - 0.4%
Bandwidth, Inc., Class A *	211	15,146

Electrical Equipment - 1.2%
Array Technologies, Inc. *	1,050	16,469
Shoals Technologies Group, Inc., Class A *	1,070	26,011

		42,480

Electronic Equipment, Instruments & Components - 3.2%
Novanta, Inc.*	646	113,823

Entertainment - 2.4%
Zynga, Inc., Class A *	13,425	85,919

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	185	36,471

Food Products - 0.5%
Freshpet, Inc. *	182	17,378

Health Care Equipment & Supplies - 3.4%
iRhythm Technologies, Inc. *	97	11,366
Shockwave Medical, Inc. *	467	83,350
Vapotherm, Inc. *	1,273	26,361

		121,077

Health Care Providers & Services - 0.7%
Option Care Health, Inc. *	865	24,611

Health Care Technology - 0.9%
OptimizeRx Corp. *	530	32,897

Hotels, Restaurants & Leisure - 4.3%
Papa John’s International, Inc.	518	69,128
Wingstop, Inc.	480	82,992

		152,120

Household Durables - 0.7%
Installed Building Products, Inc.	68	9,456
Traeger, Inc. *	1,225	14,901

		24,357

Interactive Media & Services - 1.1%
Eventbrite, Inc., Class A *	1,621	28,263
Genius Sports Ltd. *(1)	1,653	12,565

		40,828

Internet & Direct Marketing Retail - 0.8%
ThredUp, Inc., Class A *	2,192	27,970

IT Services - 1.1%
BigCommerce Holdings, Inc., Series 1 *	1,152	40,739

Leisure Products - 1.8%
YETI Holdings, Inc. *	758	62,826

Life Sciences Tools & Services - 3.8%
NeoGenomics, Inc. *	2,904	99,068
Repligen Corp. *	102	26,951
Seer, Inc. *	399	9,096

		135,115

Machinery - 3.0%
Ingersoll Rand, Inc.	1,744	107,908

Real Estate Management & Development - 0.4%
Compass, Inc., Class A *	1,518	13,802

Semiconductors & Semiconductor Equipment - 13.8%
Allegro MicroSystems, Inc. *(1)	1,306	47,246
Ambarella, Inc. *	93	18,934
Azenta, Inc.	500	51,522
Lattice Semiconductor Corp. *	2,526	194,676
Monolithic Power Systems, Inc.	268	132,308
Wolfspeed, Inc. *	420	46,965

		491,651

Software - 23.0%
Avalara, Inc. *	459	59,200
Bentley Systems, Inc., Class B	757	36,579
Blackline, Inc. *	1,334	138,130
BTRS Holdings, Inc., Class A *	1,705	13,335
DoubleVerify Holdings, Inc. *	539	17,946
Freshworks, Inc., Class A *	1,049	27,554
Guidewire Software, Inc. *	766	86,992
HubSpot, Inc. *	111	73,229
LivePerson, Inc. *	1,929	68,899
Olo, Inc., Class A *	820	17,057
Paycor HCM, Inc. *	637	18,347
Q2 Holdings, Inc. *	1,320	104,866
Tyler Technologies, Inc. *	156	83,749
Workiva, Inc. *	576	75,174

		821,057

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Specialty Retail - 2.5%
Floor & Decor Holdings, Inc., Class A *	551	71,667
Leslie’s, Inc. *	763	18,051

		89,718

Total common stocks (Cost $2,450,868)		3,558,480

Total investments - 99.8% (Cost $2,450,868)		3,558,480

Other assets less liabilities - 0.2%		6,850

Total net assets - 100.0% (2)		$3,565,330

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	U.S. dollar
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Genius Sports Ltd.	United Kingdom	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$141,893	4.0%
Consumer Discretionary	468,406	13.2
Consumer Staples	53,849	1.5
Financials	113,517	3.2
Health Care	950,402	26.7
Industrials	349,341	9.8
Information Technology	1,467,270	41.2
Real Estate	13,802	0.4

Total investments	$3,558,480	100.0%

See notes to N-PORT Part F.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

Argentina - 3.5%
Grupo Financiero Galicia SA, ADR	61	$575
MercadoLibre, Inc. *	2	2,627

		3,202

Brazil - 4.7%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *(1)	650	768
Focus Energia Holding Participacoes SA (1)	351	679
GPS Participacoes e Empreendimentos SA (1)	288	819
Itau Unibanco Holding SA (Preference) (1)	222	847
Vale SA (1)	83	1,167

		4,280

Chile - 1.4%
Empresa Nacional de Telecomunicaciones SA (1)	170	575
Vina Concha y Toro SA (1)	441	678

		1,253

China - 20.4%
Alibaba Group Holding Ltd. *	240	3,658
Baidu, Inc., Class A *	66	1,221
Baozun, Inc., ADR *	18	244
China Traditional Chinese Medicine Holdings Co. Ltd.	2,056	1,363
Estun Automation Co. Ltd., Class A	338	1,375
Kingsoft Cloud Holdings Ltd., ADR *	42	666
NIO, Inc., ADR *	34	1,073
Noah Holdings Ltd., ADR *	29	876
Prosus NV*	27	2,227
Tongwei Co. Ltd., Class A	96	676
Trip.com Group Ltd. *	29	718
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	153	1,420
Zhuzhou CRRC Times Electric Co. Ltd.	533	3,085

		18,602

Egypt - 1.6%
Commercial International Bank
Egypt SAE *	424	1,430

Greece - 2.5%
Alpha Services & Holdings SA *	1,007	1,234
JUMBO SA	7	103
Mytilineos SA	57	984

		2,321

Hong Kong - 3.8%
AIA Group Ltd.	128	1,289
China High Precision Automation Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	3,059	2,142

		3,431

India - 7.9%
Havells India Ltd.	85	1,592
ICICI Bank Ltd.	226	2,248
Metropolis Healthcare Ltd.	28	1,293
Reliance Industries Ltd.	64	2,035

		7,168

Indonesia - 1.6%
Bank Rakyat Indonesia Persero Tbk. PT (1)	3,291	948
Indofood CBP Sukses Makmur Tbk. PT (1)	842	514

		1,462

Kazakhstan - 1.3%
Kaspi.KZ JSC, GDR	10	1,156

Malaysia - 1.0%
Public Bank Bhd.	958	957

Mexico - 2.8%
Cemex SAB de CV *	1,043	713
Corp. Inmobiliaria Vesta SAB de CV	503	1,008
Fomento Economico Mexicano SAB de CV	110	853

		2,574

Peru - 0.9%
Credicorp Ltd.	7	807

Russia - 8.9%
LUKOIL PJSC, ADR	19	1,719
MMC Norilsk Nickel PJSC, ADR	39	1,221
Ozon Holdings plc, ADR *	25	735
Polyus PJSC, GDR	24	2,090
Sberbank of Russia PJSC (1)	385	1,503
Yandex NV, Class A *	14	845

		8,113

South Africa - 1.2%
FirstRand Ltd.	281	1,072

South Korea - 12.4%
HYBE Co. Ltd. *(1)	5	1,454
Kakao Pay Corp. *(1)	4	599
Samsung Biologics Co. Ltd. *(1)	2	1,635
Samsung Electronics Co. Ltd. (1)	103	6,773
Shinhan Financial Group Co. Ltd. (1)	26	816

		11,277

Taiwan - 18.7%
E Ink Holdings, Inc. (1)	572	3,100
MediaTek, Inc. (1)	67	2,856
Sea Ltd., ADR *	4	973
Sunny Friend Environmental Technology Co. Ltd. (1)	172	1,239

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

Taiwan Semiconductor Manufacturing Co. Ltd. (1)	401	8,872

		17,040

Thailand - 0.5%
Bangkok Bank PCL (1)	127	459

Turkey - 0.4%
Turkiye Sinai Kalkinma Bankasi A/S	3,323	362

United States - 1.1%
Globant SA*	3	1,049

Total common stocks (Cost $69,338)		88,015

SHORT-TERM INVESTMENT - 2.3%

INVESTMENT COMPANY - 2.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (Cost $2,116)	2,116	2,116

Total investments - 98.9% (Cost $71,454)		90,131

Other assets less liabilities - 1.1%		955

Total net assets - 100.0% (3)		$91,086

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $36,301, or 39.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations/Definition
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,068	5.6%
Consumer Discretionary	11,385	12.6
Consumer Staples	2,721	3.0
Energy	3,754	4.2
Financials	16,579	18.4
Health Care	6,433	7.1
Industrials	9,862	10.9
Information Technology	25,335	28.1
Materials	5,191	5.8
Real Estate	1,008	1.1
Utilities	679	0.8
Short-Term Investments	2,116	2.4

Total investments	$90,131	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,280	4.7%
Chilean peso	1,253	1.4
Chinese yuan renminbi offshore	3,471	3.8
Egyptian pound	1,430	1.6
Euro	4,548	5.0
Hong Kong dollar	13,476	15.0
Indian rupee	7,168	8.0
Indonesian rupiah	1,462	1.6
Korean won	11,277	12.5
Malaysian ringgit	957	1.1
Mexican peso	2,574	2.9
New Taiwan dollar	16,067	17.8
South African rand	1,072	1.2
Thai baht	459	0.5
Turkish lira	362	0.4
U.S. dollar	20,275	22.5

Total investments	$90,131	100.0%

See notes to N-PORT Part F.

Artisan Value Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 7.8%
Airbus SE *(1)	73	$9,312
Northrop Grumman Corp.	20	7,892
Raytheon Technologies Corp.	94	8,060

		25,264

Air Freight & Logistics - 3.5%
FedEx Corp.	44	11,268

Auto Components - 1.6%
Cie Generale des Etablissements Michelin SCA (1)	31	5,124

Biotechnology - 2.5%
Vertex Pharmaceuticals, Inc. *	37	8,133

Capital Markets - 10.2%
Blackstone, Inc.	57	7,399
CME Group, Inc.	35	8,006
Goldman Sachs Group, Inc. (The)	23	8,652
Morgan Stanley	90	8,858

		32,915

Communications Equipment - 2.0%
Cisco Systems, Inc.	103	6,539

Consumer Finance - 2.8%
Synchrony Financial	192	8,893

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B *	28	8,287

Energy Equipment & Services - 2.1%
Schlumberger NV	230	6,891

Entertainment - 3.9%
Electronic Arts, Inc.	48	6,315
Walt Disney Co. (The) *	41	6,313

		12,628

Health Care Equipment & Supplies - 4.7%
Koninklijke Philips NV (1)	262	9,779
Medtronic plc	51	5,304

		15,083

Health Care Providers & Services - 3.7%
Cigna Corp.	29	6,693
Fresenius Medical Care AG & Co. KGaA (1)(2)	79	5,134

		11,827

Hotels, Restaurants & Leisure - 9.2%
Booking Holdings, Inc. *	5	11,082
Compass Group plc *(1)	449	10,040
Marriott International, Inc., Class A *	51	8,423

		29,545

Insurance - 2.9%
Arch Capital Group Ltd. *	207	9,222

Interactive Media & Services - 7.7%
Alphabet, Inc., Class C *	6	18,435
Meta Platforms, Inc., Class A *	19	6,376

		24,811

IT Services - 2.3%
Visa, Inc., Class A	34	7,352

Machinery - 0.8%
Otis Worldwide Corp.	31	2,704

Media - 5.2%
Comcast Corp., Class A	201	10,142
Discovery, Inc., Class C *	285	6,536

		16,678

Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	105	9,360

Pharmaceuticals - 4.0%
Merck & Co., Inc.	93	7,117
Sanofi(1)	58	5,815

		12,932

Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV (1)	32	7,383

Specialty Retail - 2.5%
AutoNation, Inc. *	70	8,180

Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co. Ltd. (Preference) (1)(2)	173	10,383

Tobacco - 6.5%
Altria Group, Inc.	164	7,779
Philip Morris International, Inc.	91	8,671
Swedish Match AB (1)(2)	569	4,524

		20,974

Trading Companies & Distributors - 2.4%
Air Lease Corp.	172	7,602

Total common stocks (Cost $201,510)		319,978

Total investments - 99.3% (Cost $201,510)		319,978

Other assets less liabilities - 0.7%		2,306

Total net assets - 100.0% (3)		$322,284

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Cie Generale des Etablissements Michelin SCA	France	Euro
Compass Group plc	United Kingdom	British pound
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
Koninklijke Philips NV	Netherlands	Euro
NXP Semiconductors NV	China	U.S. dollar
Samsung Electronics Co. Ltd.	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,041, or 6.2% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Definition
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$54,117	16.9%
Consumer Discretionary	42,849	13.4
Consumer Staples	20,974	6.6
Energy	16,251	5.1
Financials	59,317	18.5
Health Care	47,975	15.0
Industrials	46,838	14.6
Information Technology	31,657	9.9

Total investments	$319,978	100.0%

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$10,040	3.2%
Euro	35,164	11.0
Korean won	10,383	3.2
Swedish krona	4,524	1.4
U.S. dollar	259,867	81.2

Total investments	$319,978	100.0%

See notes to N-PORT Part F.

Notes to N-PORT Part F – December 31, 2021 (UNAUDITED)

As of December 31, 2021, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of seventeen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company. Equity securities acquired in private investments in public equity (“PIPEs”) are generally restricted as to resale and not freely tradeable by the Funds. The securities were generally valued at the common share market price adjusted by a percentage discount due to the restrictions when such securities are unregistered common shares or otherwise convertible into the publicly traded common shares (applying any applicable conversion factors).

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Notes to N-PORT Part F – December 31, 2021 (UNAUDITED) - (continued)

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent valuation event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the US or other markets. The Funds monitored for subsequent valuation events using several tools. In fair valuing non-US equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party valuation service when there were subsequent events or expected or unexpected market closures. The third party valuation service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. PIPE investments are generally categorized as Level 3. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Notes to N-PORT Part F – December 31, 2021 (UNAUDITED) - (continued)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2021 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks (1)
Developed Markets	$3,897,068	$—	$—		$3,897,068
Emerging Asia	2,956,692	—	—		2,956,692
Europe, Middle East & Africa	84,809	—	—		84,809
Latin America	444,596	—	—		444,596
Investment Companies	9,044	—	—		9,044
Total Investments	$7,392,209	$—	$—		$7,392,209
Floating Rate
Corporate Bonds (1)	$—	$686	$—		$686
Bank Loans (1)	—	16,624	—		16,624
Investment Companies	15,616	—	—		15,616
Total Investments	$15,616	$17,310	$—		$32,926
Focus
Common Stocks (1)	$2,310,987	$—	$—		$2,310,987
Options Purchased	106,487	—	—		106,487
Investment Companies	42,486	—	—		42,486
Total Investments	2,459,960	—	—		2,459,960
Foreign Currency Forward Contracts (2)	—	(34)	—		(34)
Written Option Contracts	(16,131.00)	—	—		(16,131)
Total	$2,443,829	$(34)	$—		$2,443,795
Global Discovery
Common Stocks (1)
Americas	$250,149	$—	$—		$250,149
Emerging Markets	3,306	5,575	—		8,881
Europe	37,330	58,814	—		96,144
Pacific Basin	16,111	15,413	—		31,524
Investment Companies	14,049	—	—		14,049
Total Investments	$320,945	$79,802	$—		$400,747
Global Equity
Common Stocks (1)
Americas	$158,608	$—	$—		$158,608
Emerging Markets	19,532	—	—		19,532
Europe	50,434	54,438	—		104,872
Middle East	4,161	—	—		4,161
Pacific Basin	—	12,293	—		12,293
Investment Companies	3,396	—	—		3,396
Total Investments	$236,131	$66,731	$—		$302,862
Global Opportunities
Common Stocks (1)
Americas	$3,478,721	$—	$—		$3,478,721
Emerging Markets	36,025	27,808	—		63,833
Europe	319,802	1,150,785	—		1,470,587
Pacific Basin	391,976	194,299	—		586,275
Investment Companies	170,137	—	—		170,137
Total Investments	$4,396,661	$1,372,892	$—		$5,769,553
Global Value
Common Stocks (1)
Americas	$1,059,019	$—	$—		$1,059,019
Emerging Markets	98,573	130,383	—		228,956
Europe	533,196	378,061	—		911,257
Pacific Basin	—	64,602	—		64,602
Warrant
Europe	—	2,055	—		2,055
Investment Companies	106,946	—	—		106,946
Total Investments	1,797,734	575,101	—		2,372,835
High Income
Corporate Bonds (1)	$—	$4,068,335	$—		$4,068,335
Bank Loans (1)	—	2,607,872	—		2,607,872
Common Stock (1)	—	18,836	—		18,836
Investment Companies	228,239	—	—		228,239
Total Investments	228,239	6,695,043	-		6,923,282
Foreign Currency Forward Contracts (2)	—	442	—		442
Futures (2)	(138)	—	—		(138)
Total	$228,101	$6,695,485	$—		$6,923,586
International
Common Stocks and Equity-Linked Security (1)
Americas	$1,233,898	$—	$—		$1,233,898
Emerging Markets	358,305	132,436	—		490,741
Europe	3,062,703	3,353,783	—		6,416,486
Middle East	314,188	—	—		314,188
Pacific Basin	—	385,475	—		385,475
Total Investments	$4,969,094	$3,871,694	$—		$8,840,788
International Small-Mid
Common Stocks (1)
Americas	$1,208,844	$—	$—		$1,208,844
Emerging Markets	252,556	126,426	—		378,982
Europe	1,376,695	1,429,773	—		2,806,468
Middle East	593,667	—	—		593,667
Pacific Basin	9,596	951,912	—		961,508
Investment Companies	334,754	—	—		334,754
Total Investments	$3,776,112	$2,508,111	$—		$6,284,223
International Value
Common Stocks and Equity-Linked Security (1)
Americas	$3,265,178	$282,101	$—		$3,547,279
Emerging Markets	2,915,832	2,151,606	—		5,067,438
Europe	7,554,336	5,595,728	—		13,150,064
Pacific Basin	—	279,336	—		279,336
Investment Companies	1,526,214	—	—		1,526,214
Total Investments	15,261,560	8,308,771	—		23,570,331
Foreign Currency Forward Contracts (2)	—	1,779	—		1,779
Total	$15,261,560	$8,310,550	$—		$23,572,110
Mid Cap
Common Stocks (1)	$6,739,446	$170,232	$—		$6,909,678
Investment Companies	33,176	—	—		33,176
Total Investments	$6,772,622	$170,232	$—		$6,942,854
Mid Cap Value
Common Stocks (1)	$2,014,630	$—	$—		$2,014,630
Investment Companies	33,489	—	—		33,489
Total Investments	$2,048,119	$—	$—		$2,048,119
Select Equity
Common Stocks (1)	$22,387	$2,559	$—		$24,946
Investment Companies	2,074	—	—		2,074
Total Investments	$24,461	$2,559	$—		$27,020
Small Cap
Common Stocks (1)	$3,558,480	$—	$—		$3,558,480
Total Investments	$3,558,480	$—	$—		$3,558,480
Sustainable Emerging Markets
Common Stocks (1)
Developed Markets	$4,480	$—	$—	(3)	$4,480
Emerging Asia	27,700	29,265	—		56,965
Europe, Middle East & Africa	12,951	1,503	—		14,454
Latin America	6,583	5,533	—		12,116
Investment Companies	2,116	—	—		2,116
Total Investments	$53,830	$36,301	$—	(3)	$90,131
Value
Common Stocks (1)	$299,937	$20,041	$—		$319,978
Total Investments	$299,937	$20,041	$—		$319,978

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)

Foreign currency forward contracts and/or futures contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)	Valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2021		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

As of December 31, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

Sustainable Emerging Markets Fund
Balance as of September 30, 2021	$—	(1)
Transfers into Level 3	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued Amortization	—
Realized Gain/(Loss)	—
Transfers out of Level 3	—

Balance as of December 31, 2021	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2021	$—

(1)	Includes one or more securities valued at $0.

Notes to N-PORT Part F – December 31, 2021 (UNAUDITED) - (concluded)

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2021 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended December 31, 2021.

Transactions in securities of affiliates:

	As of 09/30/2021							As of 12/31/2021
Funds	Shares Balance	Value	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.	3,666	$45,772					$(11,629)	3,666	$34,143	$57
CKD Corp.	4,443	$94,824			$(1,206)	$(288)	$(4,236)	4,384	$89,094	$385
Daikokutenbussan Co. Ltd.	965	$56,662					$(13,461)	965	$43,201
Model N, Inc.*	2,194	$73,484			$(1,004)	$(492)	$(7,162)	2,159	$64,826
Raccoon Holdings, Inc.	2,214	$31,135					$(3,940)	2,214	$27,195	$175
Radware Ltd.*	2,736	$92,248		$1,358	$(1,107)	$51	$21,204	2,732	$113,754
Temairazu, Inc.	363	$20,866			$(939)	$(271)	$(4,365)	344	$15,291	$34
Ubicom Holdings, Inc.	928	$24,206					$55	928	$24,261
ViewRay, Inc.*	12,082	$87,112			$(1,001)	$(181)	$(20,322)	11,907	$65,608

Total		$526,309	`$	1,358	$(5,257)	$(1,181)	$(43,856)		$477,373	$651

International Value Fund
Arch Capital Group Ltd.*	22,709	$867,017		$26,601	$(1,981)	$28	$143,357	23,285	$1,035,022

Total		$867,017		$26,601	$(1,981)	$28	$143,357		$1,035,022	$—

Small Cap Fund
Vapotherm, Inc.*†	1,323	$29,455		$—	$(1,074)	$(663)	$(1,357)	1,273	$26,361

Total#		$29,455		$—	$(1,074)	$(663)	$(1,357)		$—	$—

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of December 31, 2021.
*	Non-income producing security.
#	Total value as of December 31, 2021 is presented only for those issuers that were affiliates as of December 31, 2021.